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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-07142
-----------------------------------------------------------------

                                  GE FUNDS
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,INC.,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 09/30
                        ---------------------------

Date of reporting period: :  06/30/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS


GE U.S. EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                      NUMBER OF
                                                                       SHARES                                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.2%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 11.1%
Autozone, Inc.                                                          16,922                             $ 1,492,520 (a)
Bed Bath & Beyond, Inc.                                                 72,265                               2,397,030 (a)
Cablevision Systems Corp. (Class A)                                     41,029                                 880,072
Carnival Corp.                                                          62,932                               2,626,782
CBS Corp.                                                               38,787                               1,049,188
Comcast Corp. (Class A)                                                196,100                               6,428,158 (a)
Federated Department Stores Inc.                                        23,075                                 844,545
Koninklijke Philips Electronics N.V. ADR                                47,199                               1,469,777
Liberty Global, Inc. (Series A)                                         12,721                                 273,501 (a,j)
Liberty Global, Inc. (Series C)                                        125,917                               2,590,113 (a,j)
Liberty Media Holding Corp - Capital (Series A)                         23,468                               1,965,914 (a)
Liberty Media Holding Corp - Interactive (Series A)                    117,339                               2,025,271 (a)
News Corp. (Class A)                                                    69,925                               1,341,161
Omnicom Group, Inc.                                                     54,556                               4,860,394
Ross Stores, Inc.                                                       39,508                               1,108,199
Staples, Inc.                                                           27,271                                 663,231
Starwood Hotels & Resorts Worldwide, Inc.                               17,481                               1,054,804
Target Corp.                                                            72,309                               3,533,741
The Home Depot, Inc.                                                   127,964                               4,579,832
Time Warner, Inc.                                                      139,850                               2,419,405
Viacom Inc. (Class B)                                                   59,786                               2,142,730 (a)
                                                                                                            45,746,368

CONSUMER STAPLES - 10.0%
Alberto-Culver Co.                                                      35,311                               1,720,352 (a)
Altria Group, Inc.                                                       3,559                                 261,337
Clorox Co.                                                              83,833                               5,111,298
Colgate-Palmolive Co.                                                   89,846                               5,381,775
Diageo PLC ADR                                                          11,362                                 767,503 (j)
General Mills, Inc.                                                     31,816                               1,643,615
Kellogg Co.                                                             74,903                               3,627,552
Kimberly-Clark Corp.                                                    23,424                               1,445,261
PepsiCo, Inc.                                                          182,049                              10,930,222
Procter & Gamble Co.                                                    29,019                               1,613,456
Sara Lee Corp.                                                          34,906                                 559,194
The Coca-Cola Co.                                                      190,747                               8,205,936
                                                                                                            41,267,501

ENERGY - 9.3%
EnCana Corp.                                                            15,734                                 828,238 (j)
EOG Resources, Inc.                                                     46,314                               3,211,413
Exxon Mobil Corp.                                                      243,898                              14,963,142 (h)
Halliburton Co.                                                         63,450                               4,708,624
Hess Corp.                                                              62,051                               3,279,395 (j)
Occidental Petroleum Corp.                                              36,452                               3,738,153
Schlumberger Ltd.                                                       76,917                               5,008,066
Transocean Inc.                                                         31,792                               2,553,533 (a)
                                                                                                            38,290,564

FINANCIALS - 17.2%
AFLAC Incorporated                                                      40,906                               1,895,993
Allstate Corp.                                                          63,282                               3,463,424 (h)
American Express Co.                                                    22,026                               1,172,224
American International Group, Inc.                                     153,485                               9,063,289
Bank of America Corp.                                                  247,096                              11,885,318
Berkshire Hathaway, Inc. (Class B)                                         533                               1,621,919 (a)
BlackRock Inc. (Class A)                                                 5,594                                 778,517 (j)
Chubb Corp.                                                             38,459                               1,919,104
Citigroup, Inc.                                                         89,154                               4,300,789
Everest Re Group, Ltd.                                                   9,789                                 847,434
Federal Home Loan Mortgage Corp.                                        56,639                               3,228,989
Federal National Mortgage Assoc.                                        72,372                               3,481,093
HCC Insurance Holdings, Inc.                                            27,788                                 818,079
Mellon Financial Corp.                                                 122,247                               4,208,964
Merrill Lynch & Company, Inc.                                           36,823                               2,561,408
Metlife, Inc.                                                           85,656                               4,386,444
Morgan Stanley                                                          30,417                               1,922,659
Prudential Financial, Inc.                                              14,509                               1,127,349
State Street Corp.                                                      78,849                               4,580,338 (e)
SunTrust Banks, Inc.                                                    65,415                               4,988,548
The Bank of New York Company, Inc.                                      16,782                                 540,380
US Bancorp                                                              44,880                               1,385,894
Wells Fargo & Co.                                                        5,245                                 351,835
                                                                                                            70,529,991

HEALTHCARE - 13.7%
Abbott Laboratories                                                    110,132                               4,802,857 (h)
Advanced Medical Optics, Inc.                                           10,838                                 549,487 (a,j)
Aetna, Inc.                                                             90,116                               3,598,332
Amgen, Inc.                                                             95,628                               6,237,814 (a)
Baxter International, Inc.                                              68,175                               2,506,113
Eli Lilly & Co.                                                         23,075                               1,275,355
Gilead Sciences, Inc.                                                   14,683                                 868,646 (a)
GlaxoSmithKline PLC ADR                                                 36,683                               2,046,911
Johnson & Johnson                                                      114,958                               6,888,283
LIncare Holdings Inc.                                                   53,143                               2,010,931 (a)
Medco Health Solutions, Inc.                                            33,913                               1,942,537 (a)
Medtronic Inc.                                                          24,257                               1,138,138
Novartis AG ADR                                                         24,124                               1,300,766
Pfizer Inc.                                                            469,486                              11,018,836
Quest Diagnostics Inc.                                                  13,636                                 817,069
Thermo Electron Corp.                                                    9,438                                 342,033 (a)
UnitedHealth Group Incorporated                                         33,614                               1,505,235
Wyeth                                                                  168,661                               7,490,235 (h)
                                                                                                            56,339,578

INDUSTRIALS - 8.5%
ABB Ltd. ADR                                                            94,399                               1,223,411
Burlington Northern Santa Fe Corp.                                      12,936                               1,025,178
Cooper Industries Ltd.                                                  12,237                               1,137,062
Corinthian Colleges, Inc.                                               32,357                                 464,647 (a,j)
CSX Corp.                                                               13,286                                 935,866
Deere & Co.                                                             27,271                               2,276,856
Dover Corp.                                                            121,390                               6,000,308 (h)
Eaton Corp.                                                             54,590                               4,116,086
General Dynamics Corp.                                                  20,628                               1,350,309
Honeywell International Inc.                                             6,294                                 253,648
ITT Industries, Inc.                                                    11,188                                 553,806
Northrop Grumman Corp.                                                  30,767                               1,970,934
Rockwell Collins, Inc.                                                   8,741                                 488,360
Southwest Airlines Co.                                                 111,880                               1,831,476
3M Co.                                                                   6,992                                 564,744
Textron Inc.                                                            25,313                               2,333,352
Tyco International Ltd.                                                111,761                               3,073,428
United Technologies Corp.                                               66,868                               4,240,769
Waste Management, Inc.                                                  25,523                                 915,765
                                                                                                            34,756,005

INFORMATION TECHNOLOGY - 17.0%
Activision, Inc.                                                        42,749                                 486,484 (a)
Adobe Systems Incorporated                                              35,452                               1,076,323 (a)
Analog Devices, Inc.                                                   127,333                               4,092,483
Applied Materials, Inc.                                                 24,475                                 398,453
Automatic Data Processing, Inc.                                         48,094                               2,181,063
Checkfree Corp.                                                         10,489                                 519,835 (a)
Cisco Systems, Inc.                                                    301,945                               5,896,986 (a)
Dell, Inc.                                                              48,953                               1,194,943 (a)
eBay, Inc.                                                              53,884                               1,578,262 (a)
EMC Corporation                                                        106,676                               1,170,236 (a)
Fidelity National Information Services, Inc.                            19,579                                 693,097
First Data Corp.                                                       247,184                              11,133,167
Hewlett-Packard Co.                                                     27,557                                 873,006
Intel Corp.                                                            139,848                               2,650,120
International Business Machines Corp.                                   45,451                               3,491,546
Intuit Inc.                                                             38,462                               2,322,720 (a)
Linear Technology Corp.                                                 29,998                               1,004,633
Microchip Technology Inc.                                               30,767                               1,032,233
Microsoft Corp.                                                        533,210                              12,423,793 (h)
Molex, Inc. (Class A)                                                  110,481                               3,174,119
Oracle Corp.                                                           468,510                               6,788,710 (a)
Sun Microsystems, Inc.                                                 130,599                                 541,986 (a)
Texas Instruments Incorporated                                          53,839                               1,630,783
Xerox Corp.                                                             48,947                                 680,853 (a)
Yahoo! Inc.                                                             89,484                               2,952,972 (a)
                                                                                                            69,988,806
MATERIALS - 3.4%
Air Products & Chemicals, Inc.                                          27,271                               1,743,162
Barrick Gold Corp.                                                      91,325                               2,703,220
Dow Chemical Co.                                                        20,278                                 791,450
Freeport-McMoRan Copper & Gold Inc. (Class B)                           44,954                               2,490,901 (j)
Monsanto Co.                                                            58,994                               4,966,705
Praxair, Inc.                                                           18,180                                 981,720
Weyerhaeuser Co.                                                         6,643                                 413,527
                                                                                                            14,090,685

TELECOMMUNICATION SERVICES - 2.4%
Alltel Corp.                                                            47,857                               3,054,712 (h)
Sprint Corporation                                                     110,662                               2,212,133
Verizon Communications Inc.                                             75,169                               2,517,410
Vodafone Group PLC ADR                                                  92,655                               1,973,552
                                                                                                             9,757,807

UTILITIES - 2.6%
American Electric Power Company, Inc.                                   20,977                                 718,462
Constellation Energy Group, Inc.                                        31,466                               1,715,526
Dominion Resources, Inc.                                                31,466                               2,353,342 (j)
Duke Energy Corp.                                                       41,953                               1,232,160
Entergy Corp.                                                           16,432                               1,162,564
FirstEnergy Corp.                                                       10,489                                 568,609
PG&E Corp.                                                              29,460                               1,157,189
PPL Corp.                                                               25,530                                 824,619
Southern Co.                                                            27,404                                 878,298
                                                                                                            10,610,769
TOTAL COMMON STOCK                                                                                         391,378,074
(Cost $366,355,145)

EXCHANGE TRADED FUNDS - 3.1%
Financial Select Sector SPDR Fund                                       78,990                               2,549,797 (q)
Industrial Select Sector SPDR Fund                                     303,380                              10,254,244 (q)

TOTAL EXCHANGE TRADED FUNDS                                                                                 12,804,041
(Cost $10,201,194)

TOTAL INVESTMENTS IN SECURITIES                                                                            404,182,115
(Cost $376,556,339)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 3.0%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.2%
GEI Short Term Investment Fund
6.93%                                                                4,861,153                               4,861,153 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES
ON LOAN - 1.7%
State Street Navigator Securities Lending Prime Portfolio
5.25%                                                                6,896,614                               6,896,614 (d,e)

                                                                  PRINCIPAL AMOUNT
------------------------------------------------------------------------------------------------------------------------------------

TIME DEPOSIT - 0.1%
State Street Corp.
4.85%                                         07/03/06               $ 485,000                                 485,000 (e)

TOTAL SHORT-TERM INVESTMENTS                                                                                12,242,767
(Cost $12,242,767)

TOTAL INVESTMENTS                                                                                          416,424,882
(Cost $388,799,106)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (1.3)%                                                         (5,518,705)

NET ASSETS  - 100.0%                                                                                     $ 410,906,177
                                                                                                         =============

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE U.S. Equity Fund had the following short futures contracts open at June 30, 2006 (unaudited):


                                                                  NUMBER OF            CURRENT NOTIONAL        UNREALIZED
                 DESCRIPTION                   EXPIRATION DATE    CONTRACTS                 VALUE             DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

S & P 500 Index Futures                         September 2006         1               $ (319,850)            $ (7,975)

GE VALUE EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                                    NUMBER OF
                                                                                     SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 95.9%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 9.1%
Autozone, Inc.                                                                         2,838                        $ 250,312 (a)
Cablevision Systems Corp. (Class A)                                                   13,099                          280,974
Comcast Corp. (Class A)                                                                6,003                          196,778 (a)
Koninklijke Philips Electronics N.V. ADR                                              14,671                          456,855
Liberty Global, Inc. (Series A)                                                        3,898                           83,807 (a,j)
Liberty Global, Inc. (Series C)                                                        5,228                          107,540 (a,j)
News Corp. (Class A)                                                                  21,830                          418,699
Omnicom Group, Inc.                                                                    7,859                          700,158
Ross Stores, Inc.                                                                     12,334                          345,969
Starwood Hotels & Resorts Worldwide, Inc.                                              5,457                          329,275
Target Corp.                                                                           6,549                          320,050
The Home Depot, Inc.                                                                   3,164                          113,240
Time Warner, Inc.                                                                     43,660                          755,318
Viacom Inc. (Class B)                                                                  9,933                          355,999 (a)
                                                                                                                    4,714,974

CONSUMER STAPLES - 11.1%
Alberto-Culver Co.                                                                     6,767                          329,688 (a)
Altria Group, Inc.                                                                     1,111                           81,581
Clorox Co.                                                                            15,499                          944,974
Diageo PLC ADR                                                                         3,547                          239,600 (j)
General Mills, Inc.                                                                    9,933                          513,139
Kellogg Co.                                                                           11,788                          570,893
Kimberly-Clark Corp.                                                                   7,314                          451,274
PepsiCo, Inc.                                                                         22,375                        1,343,395 (h)
Procter & Gamble Co.                                                                   9,059                          503,680
The Coca-Cola Co.                                                                     17,682                          760,680
                                                                                                                    5,738,904

ENERGY - 8.4%
EnCana Corp.                                                                           4,912                          258,568
Exxon Mobil Corp.                                                                     36,347                        2,229,888
Halliburton Co.                                                                        4,148                          307,823
Hess Corp.                                                                             8,514                          449,965
Occidental Petroleum Corp.                                                             4,912                          503,726
Schlumberger Ltd.                                                                      4,912                          319,820
Transocean Inc.                                                                        3,493                          280,558 (a)
                                                                                                                    4,350,348

FINANCIALS - 17.6%
Allstate Corp.                                                                        13,316                          728,785 (h)
American International Group, Inc.                                                    11,570                          683,208
Bank of America Corp.                                                                 29,907                        1,438,527
BlackRock Inc. (Class A)                                                               1,746                          242,991 (j)
Chubb Corp.                                                                           12,006                          599,099
Citigroup, Inc.                                                                       19,101                          921,432
Federal Home Loan Mortgage Corp.                                                      11,461                          653,392
Federal National Mortgage Assoc.                                                       5,021                          241,510
Mellon Financial Corp.                                                                18,446                          635,096
Merrill Lynch & Company, Inc.                                                          6,222                          432,802
Metlife, Inc.                                                                         11,242                          575,703
Morgan Stanley                                                                         9,497                          600,305
Prudential Financial, Inc.                                                             4,530                          351,981 (j)
State Street Corp.                                                                     5,022                          291,728 (e)
SunTrust Banks, Inc.                                                                   6,222                          474,490
The Bank of New York Company, Inc.                                                     5,239                          168,696
Wells Fargo & Co.                                                                      1,637                          109,810
                                                                                                                    9,149,555

HEALTHCARE - 13.8%
Abbott Laboratories                                                                    4,911                          214,169
Aetna, Inc.                                                                           10,914                          435,796
Amgen, Inc.                                                                            4,364                          284,664 (a)
Baxter International, Inc.                                                            21,283                          782,363
Eli Lilly & Co.                                                                        7,204                          398,165
GlaxoSmithKline PLC ADR                                                               11,446                          638,687
Johnson & Johnson                                                                     13,098                          784,832
Medco Health Solutions, Inc.                                                          10,587                          606,423 (a)
Novartis AG ADR                                                                        7,531                          406,072
Pfizer Inc.                                                                           55,121                        1,293,690
Quest Diagnostics Inc.                                                                 4,257                          255,079
Thermo Electron Corp.                                                                  2,948                          106,835 (a)
UnitedHealth Group Incorporated                                                        3,056                          136,848
Wyeth                                                                                 17,900                          794,939
                                                                                                                    7,138,562

INDUSTRIALS - 9.5%
ABB Ltd. ADR                                                                          29,470                          381,931
Burlington Northern Santa Fe Corp.                                                     4,039                          320,091
Cooper Industries Ltd.                                                                 3,820                          354,954
Deere & Co.                                                                            8,514                          710,834
Eaton Corp.                                                                            9,387                          707,780
General Dynamics Corp.                                                                 6,440                          421,562
Honeywell International Inc.                                                           1,965                           79,189
ITT Industries, Inc.                                                                   3,493                          172,903
Northrop Grumman Corp.                                                                 9,605                          615,296
Rockwell Collins, Inc.                                                                 2,729                          152,469
Textron Inc.                                                                           2,347                          216,346
3M Co.                                                                                 2,183                          176,321
Tyco International Ltd.                                                               10,915                          300,162
United Technologies Corp.                                                              3,167                          200,851
Waste Management, Inc.                                                                 3,820                          137,062
                                                                                                                    4,947,751

INFORMATION TECHNOLOGY - 14.3%
Analog Devices, Inc.                                                                  17,464                          561,293 (h)
Applied Materials, Inc.                                                                7,640                          124,379
Cisco Systems, Inc.                                                                   35,474                          692,807 (a)
First Data Corp.                                                                      23,248                        1,047,090
Hewlett-Packard Co.                                                                    8,603                          272,543
Intel Corp.                                                                           21,830                          413,678
International Business Machines Corp.                                                 14,189                        1,089,999
Microchip Technology Inc.                                                              3,820                          128,161 (j)
Microsoft Corp.                                                                       64,617                        1,505,576
Oracle Corp.                                                                          72,039                        1,043,845 (a)
Sun Microsystems, Inc.                                                                40,772                          169,204 (a,j)
Texas Instruments Incorporated                                                         4,815                          145,846
Xerox Corp.                                                                           15,281                          212,559 (a)
                                                                                                                    7,406,980

MATERIALS - 4.1%
Air Products & Chemicals, Inc.                                                         8,513                          544,151
Barrick Gold Corp.                                                                    18,556                          549,258
Dow Chemical Co.                                                                       6,331                          247,099
Freeport-McMoRan Copper & Gold Inc. (Class B)                                          9,277                          514,039
Monsanto Co.                                                                           1,965                          165,433
Weyerhaeuser Co.                                                                       2,074                          129,106
                                                                                                                    2,149,086

TELECOMMUNICATION SERVICES - 3.6%
Alltel Corp.                                                                           8,732                          557,364
Sprint Corporation                                                                    19,647                          392,744
Verizon Communications Inc.                                                           23,467                          785,910 (h)
Vodafone Group PLC ADR                                                                 6,549                          139,494
                                                                                                                    1,875,512

UTILITIES - 4.4%
American Electric Power Company, Inc.                                                  6,549                          224,303
Constellation Energy Group, Inc.                                                       9,823                          535,550
Dominion Resources, Inc.                                                               9,823                          734,662
Duke Energy Corp.                                                                     13,099                          384,718
Entergy Corp.                                                                          5,130                          362,947
PG&E Corp.                                                                             1,636                           64,262
                                                                                                                    2,306,442

TOTAL COMMON STOCK                                                                                                 49,778,114
(COST $45,056,306)

EXCHANGE TRADED FUNDS - 3.1%
Financial Select Sector SPDR Fund                                                      9,732                          314,149 (q)
Industrial Select Sector SPDR Fund                                                    38,505                        1,301,469 (q)

TOTAL EXCHANGE TRADED FUNDS                                                                                         1,615,618
(COST $1,301,203)

TOTAL INVESTMENTS IN SECURITIES                                                                                    51,393,732
(COST $46,357,509)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.8%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.1%
GEI Short Term Investment Fund
6.93%                                                                                562,920                          562,920 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 3.7%
State Street Navigator Securities Lending Prime Portfolio
5.25%                                                                              1,906,796                        1,906,796 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                        2,469,716
(COST $2,469,716)

TOTAL INVESTMENTS                                                                                                  53,863,448
(COST $48,827,225)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (3.8)%                                                                (1,960,713)
                                                                                                                  -----------
NET ASSETS  - 100.0%                                                                                              $51,902,735
                                                                                                                  ===========

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Value Equity Fund had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                                                     CURRENT
                                                                             NUMBER OF               NOTIONAL           UNREALIZED
                   DESCRIPTION                    EXPIRATION DATE            CONRACTS                 VALUE             APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

S & P 500 Index Futures                           September 2006               1                      $ 319,850          $ 3,600

GE SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                           NUMBER OF SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.2%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY  - 9.1%
American Eagle Outfitters                                           34,200                          $1,164,168
Arbitron, Inc.                                                      30,900                           1,184,397 (j)
Bright Horizons Family Solutions, Inc.                               7,400                             278,906 (a)
Brinker International, Inc.                                         21,500                             780,450
Finish Line (Class A)                                               37,800                             447,174 (j)
Interactive Data Corp.                                              68,100                           1,368,129 (a)
Meritage Homes Corp.                                                 5,600                             264,600 (a,j)
Pool Corp.                                                          20,100                             876,963 (j)
RARE Hospitality International, Inc.                                 9,200                             264,592 (a)
The Talbots, Inc.                                                   28,800                             531,360 (j)
Timberland Co. (Class A)                                            18,700                             488,070 (a)
Triarc Companies, Inc. (Class B)                                    45,600                             712,728 (j)
                                                                                                     8,361,537

CONSUMER STAPLES - 2.4%
Central European Distribution Corp.                                 36,900                             928,404 (a,j)
Smithfield Foods, Inc.                                              44,600                           1,285,818 (a)
                                                                                                     2,214,222

ENERGY - 8.7%
Chesapeake Energy Corp.                                             62,900                           1,902,725 (j)
Dril-Quip Inc.                                                       7,300                             601,812 (a,j)
Hydril Co.                                                          17,900                           1,405,508 (a)
Oil States International, Inc.                                      68,300                           2,341,324 (a)
St. Mary Land & Exploration Co.                                     43,600                           1,754,900 (j)
                                                                                                     8,006,269

FINANCIALS - 21.9%
American Equity Investment Life Holding Co.                         29,600                             315,536 (j)
BioMed Realty Trust, Inc. (REIT)                                    58,000                           1,736,520
Cullen/Frost Bankers, Inc.                                          23,600                           1,352,280
Federal Realty Investment Trust (REIT)                              31,200                           2,184,000
Global Cash Access Holdings, Inc.                                   53,700                             839,331 (a)
HCC Insurance Holdings, Inc.                                        64,400                           1,895,936
Hilb Rogal & Hobbs Co.                                              25,400                             946,658 (j)
Jones Lang LaSalle Inc.                                             26,200                           2,293,810 (j)
Omega Healthcare Investors, Inc. (REIT)                             82,800                           1,094,616
Raymond James Financial, Inc.                                       63,075                           1,909,280 (j)
Sandy Spring Bancorp, Inc.                                          17,200                             620,232 (j)
Sky Financial Group, Inc.                                           23,800                             561,918 (j)
Sterling Bancorp                                                    21,957                             428,161 (j)
Trammell Crow Co. (REIT)                                            32,100                           1,128,957 (a)
W Holding Company, Inc.                                             65,795                             437,537
Webster Financial Corp.                                             26,900                           1,276,136
Westamerica Bancorporation                                          22,400                           1,096,928 (j)
                                                                                                    20,117,836

HEALTHCARE - 10.9%
Centene Corp.                                                      100,100                           2,355,353 (a,h,j)
Computer Programs and Systems, Inc.                                 40,900                           1,634,364 (j)
Immunicon Corp.                                                     49,300                             256,853 (a,j)
KV Pharmaceutical Co. (Class A)                                     16,000                             298,560 (a,j)
Medical Action Industries Inc.                                      30,900                             682,581 (a)
Molina Healthcare, Inc.                                              6,900                             262,545 (a,j)
Noven Pharmaceuticals Inc.                                          60,300                           1,079,370 (a,j)
Salix Pharmaceuticals Ltd.                                          36,800                             452,640 (a,j)
The Cooper Companies, Inc.                                          14,500                             642,205 (j)
Thoratec Corp.                                                      51,100                             708,757 (a,j)
Varian, Inc.                                                        38,400                           1,593,984 (a)
                                                                                                     9,967,212

INDUSTRIALS - 26.4%
ADESA, Inc.                                                         72,800                           1,619,072
Comfort Systems USA, Inc.                                           51,600                             737,364
DRS Technologies, Inc.                                              47,800                           2,330,250 (j)
EDO Corp.                                                           20,000                             486,800 (j)
Genesee & Wyoming Inc. (Class A)                                   107,330                           3,806,995 (a,j)
Harsco Corp.                                                        29,200                           2,276,432
Herman Miller Inc.                                                  33,400                             860,718
Manitowoc Co.                                                       51,200                           2,278,400
Mueller Industries, Inc.                                            33,600                           1,109,808
NCI Building Systems, Inc.                                           3,100                             164,827 (a)
Old Dominion Freight Line                                           15,900                             597,681 (a)
Oshkosh Truck Corp.                                                 51,900                           2,466,288
Quanta Services, Inc.                                               63,100                           1,093,523 (a,j)
RailAmerica, Inc.                                                   27,000                             282,420 (a,j)
Teledyne Technologies Inc.                                          42,900                           1,405,404 (a)
TeleTech Holdings Inc.                                              94,800                           1,200,168 (a,j)
Woodward Governor Co.                                               49,300                           1,504,143
                                                                                                    24,220,293

INFORMATION TECHNOLOGY  - 14.4%
Blackbaud, Inc.                                                     87,600                           1,988,520
Digital Insight Corp.                                               14,000                             480,060 (a)
Intergraph Corp.                                                    38,000                           1,196,620 (a)
Itron, Inc.                                                          9,800                             580,748 (a)
Manhattan Associates, Inc.                                          31,300                             635,077 (a)
Micros Systems, Inc.                                                56,300                           2,459,184 (a)
Mobility Electronics, Inc.                                          93,100                             675,906 (a,j)
MoneyGram International, Inc.                                       44,000                           1,493,800
Parametric Technology Corp.                                        111,280                           1,414,369 (a)
Photon Dynamics, Inc.                                               45,100                             564,652 (a,j)
Plantronics, Inc.                                                   20,200                             448,642 (j)
Semtech Corp.                                                       46,200                             667,590 (a)
TNS, Inc.                                                            4,600                              95,174 (a)
Websense, Inc.                                                      23,200                             476,528 (a)
                                                                                                    13,176,870

MATERIALS - 2.8%
Commercial Metals Co.                                               67,100                           1,724,470
Packaging Corporation of America                                    39,900                             878,598
                                                                                                     2,603,068

UTILITIES - 0.6%
IDACORP, Inc.                                                       15,700                             538,353 (j)

TOTAL COMMON STOCK                                                                                  89,205,660
(COST $67,304,891)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 31.1%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.9%
GEI Short Term Investment Fund
6.93%                                                            2,704,332                           2,704,332 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES ON LOAN - 28.2%
State Street Navigator Securities Lending Prime Portfolio
5.25%                                                           25,923,439                          25,923,439 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                        28,627,771
(COST $28,627,771)

TOTAL INVESTMENTS                                                                                  117,833,431
(COST $95,932,662)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (28.3)%                                               (26,005,140)
                                                                                                --------------
NET ASSETS  - 100.0%                                                                               $91,828,291
                                                                                                ==============

GE GLOBAL EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                                NUMBER OF
                                                                                  SHARES                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 93.5%
------------------------------------------------------------------------------------------------------------------------------------

AUSTRALIA - 1.3%
Dyno Nobel Ltd.                                                               193,221                          $ 353,142 (a)
Energy Resources of Australia Ltd.                                             40,670                            387,971
                                                                                                                 741,113

BRAZIL - 1.1%
Petroleo Brasileiro S.A. ADR                                                    7,849                            626,664

CANADA - 5.8%
Alliance Atlantis Communications, Inc. (Class B)                                4,683                            137,698 (a)
Barrick Gold Corp.                                                             21,463                            635,305
Canadian National Railway Co.                                                   9,067                            397,542 (j)
Nexen Inc.                                                                      6,767                            382,739
Nexen, Inc.                                                                     6,821                            385,659
Nortel Networks Corp.                                                         141,517                            316,998 (a)
Potash Corp of Saskatchewan                                                    12,996                          1,117,266
                                                                                                               3,373,207

CHINA - 0.9%
China Petroleum & Chemical Corp.                                              892,000                            511,060

EGYPT - 0.4%
Orascom Construction Industries                                                 4,192                            127,458 (a)
Orascom Construction Industries GDR                                               878                             55,226
Orascom Construction Industries GDR                                               546                             34,343 (b)
                                                                                                                 217,027

FINLAND - 1.5%
Nokia OYJ                                                                      41,556                            848,044 (a)

FRANCE - 1.9%
BNP Paribas                                                                     6,853                            655,880 (j)
Veolia Environnement                                                            6,546                            338,233 (j)
Vinci S.A.                                                                      1,399                            144,090
                                                                                                               1,138,203

GERMANY - 3.3%
Allianz AG (Regd.)                                                              1,885                            297,715 (a)
E.ON AG                                                                         6,981                            803,541
Siemens AG (Regd.)                                                              5,876                            511,133
Wacker Chemie AG                                                                3,082                            331,618 (a)
                                                                                                               1,944,007

INDIA - 0.2%
Reliance Capital Ventures Ltd.                                                 18,034                              9,577
Reliance Communication Ventures Ltd.                                           18,034                             97,514 (a)
Reliance Energy Ventures Ltd.                                                  18,034                             13,279 (a)
Reliance Natural Resources Ltd.                                                18,034                              7,834 (a)
                                                                                                                 128,204

ITALY - 3.9%
Saipem S.p.A.                                                                  33,808                            769,037 (j)
UniCredito Italiano S.p.A.                                                    191,442                          1,498,098
                                                                                                               2,267,135

JAPAN - 13.7%
East Japan Railway Co.                                                             31                            230,503
Hoya Corp.                                                                     20,800                            740,550 (j)
Japan Tobacco, Inc.                                                                40                            145,913
JTEKT Corp.                                                                     7,000                            135,328 (j)
Jupiter Telecommunications Co.                                                  1,201                            834,181 (a)
Mitsubishi Estate Company Ltd. (REIT)                                          38,000                            807,768
Mitsubishi UFJ Financial Group, Inc.                                               15                            209,946
NEOMAX Company Ltd.                                                            11,000                            232,865 (j)
Nidec Corp.                                                                     7,600                            545,160 (j)
Nomura Holdings, Inc.                                                          39,000                            731,794 (j)
Sekisui Chemical Company Ltd.                                                  46,000                            397,568
Seven & I Holdings Co. Ltd.                                                    10,600                            349,578
Shiseido Company Ltd.                                                           7,000                            137,471 (j)
SMC Corp.                                                                       4,707                            666,635
Toray Industries Inc.                                                          57,000                            495,132
Toyota Motor Corp.                                                             25,600                          1,341,416
                                                                                                               8,001,808

MEXICO - 0.6%
America Movil S.A. de C.V. ADR (Series L)                                       9,777                            325,183

NETHERLANDS - 1.4%
Koninklijke Philips Electronics N.V.                                           26,891                            840,005

NORWAY - 1.6%
Stolt Offshore S.A.                                                            60,362                            919,117 (a)

SINGAPORE - 2.5%
CapitaLand Ltd.                                                               345,073                            981,964
Singapore Telecommunications Ltd.                                             300,000                            481,867
                                                                                                               1,463,831

SOUTH KOREA - 0.4%
Samsung Electronics Company Ltd.                                                  410                            260,599

SPAIN - 1.5%
Acciona S.A.                                                                    2,198                            341,332
Banco Santander Central Hispano S.A. (Regd.)                                   38,299                            559,249
                                                                                                                 900,581

SWEDEN - 2.5%
Sandvik AB                                                                    123,550                          1,436,438

SWITZERLAND - 5.1%
ABB Ltd. (Regd.)                                                               16,982                            220,419
Holcim Ltd. (Regd.)                                                             2,416                            184,799
Nestle S.A. (Regd.)                                                             2,384                            747,311
Novartis AG (Regd.)                                                            11,773                            636,223
Roche Holding AG                                                                7,161                          1,181,419
                                                                                                               2,970,171

UNITED KINGDOM - 7.7%
Associated British Foods PLC                                                   10,240                            144,034
BHP Billiton PLC                                                               84,393                          1,637,375
Diageo PLC                                                                     38,332                            644,813
GlaxoSmithKline PLC                                                            29,082                            812,746
Prudential PLC                                                                 48,117                            543,758
Reed Elsevier PLC                                                              53,669                            541,979
Smith & Nephew PLC                                                             23,885                            183,995
                                                                                                               4,508,700

UNITED STATES - 36.2%
Activision, Inc.                                                               24,003                            273,154 (a)
Alberto-Culver Co.                                                              4,688                            228,399 (a)
Alltel Corp.                                                                   15,631                            997,727
American International Group, Inc.                                              3,495                            206,380
Amgen, Inc.                                                                    10,952                            714,399 (a)
Analog Devices, Inc.                                                           13,819                            444,143
Bank of America Corp.                                                          26,876                          1,292,736
Cisco Systems, Inc.                                                            10,938                            213,619 (a)
Cogent, Inc.                                                                   17,489                            263,559 (a,j)
Dominion Resources, Inc.                                                        6,205                            464,072
Dover Corp.                                                                     4,145                            204,887
eBay, Inc.                                                                      9,467                            277,288 (a)
FedEx Corp.                                                                     4,021                            469,894
Hexcel Corp.                                                                   26,100                            410,031 (a)
Joy Global, Inc.                                                                2,657                            138,403
Kellogg Co.                                                                     4,170                            201,953
Medco Health Solutions, Inc.                                                   10,120                            579,674 (a)
Medtronic Inc.                                                                  4,505                            211,375
Mellon Financial Corp.                                                         21,509                            740,555
Microsoft Corp.                                                                38,762                            903,155 (h)
Monsanto Co.                                                                   17,544                          1,477,029
Occidental Petroleum Corp.                                                     11,651                          1,194,810
Oracle Corp.                                                                   51,727                            749,524 (a,h)
PepsiCo, Inc.                                                                   7,774                            466,751
Pfizer Inc.                                                                    32,083                            752,988
Praxair, Inc.                                                                  22,394                          1,209,276
Schlumberger Ltd.                                                              26,540                          1,728,019
State Street Corp.                                                             13,785                            800,771 (e)
Target Corp.                                                                    7,126                            348,248
Textron Inc.                                                                    1,643                            151,452
Transocean Inc.                                                                 2,701                            216,944 (a)
UBS AG                                                                          1,327                            145,572
United Technologies Corp.                                                      19,508                          1,237,197
UnitedHealth Group Incorporated                                                14,123                            632,428
Yahoo! Inc.                                                                    23,923                            789,459 (a)
                                                                                                              21,135,871

TOTAL COMMON STOCK                                                                                            54,556,968
(COST $45,783,171)

PREFERRED STOCK - 1.2%
Cia Vale do Rio Doce ADR                                                       33,108                            681,363 (h)
(COST $385,106)

EXCHANGE TRADED FUNDS - 1.6%
Financial Select Sector SPDR Fund                                               5,450                            175,926 (q)
Industrial Select Sector SPDR Fund                                             22,197                            750,259 (h,q)

TOTAL EXCHANGE TRADED FUNDS                                                                                      926,185
(COST $735,169)

TOTAL INVESTMENTS IN SECURITIES                                                                               56,164,516
(COST $46,903,446)

SHORT-TERM INVESTMENTS - 11.1%

SHORT-TERM INVESTMENTS - 3.6%
GEI Short Term Investment Fund
6.93%                                                                       2,122,530                          2,122,530 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 7.5%
State Street Navigator Securities Lending Prime Portfolio
5.25%                                                                       4,407,081                          4,407,081 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                   6,529,611
(COST $6,529,611)

TOTAL INVESTMENTS                                                                                             62,694,127
(COST $53,433,057)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (7.4)%                                                           (4,298,006)
                                                                                                            ------------

NET ASSETS  - 100.0%                                                                                        $ 58,396,121
                                                                                                            ============

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Global Equity Fund had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                                         CURRENT
                                                                        NUMBER OF        NOTIONAL              UNREALIZED
                   DESCRIPTION                       EXPIRATION DATE    CONRACTS           VALUE             APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

DJ EURO Stoxx 50 Index Futures                       September 2006          4            $187,297              $ 12,480
FTSE 100 Index Futures                               September 2006          1             107,736                 5,887
S&P 500 Index Futures                                September 2006          1             319,850                 9,450
Topix Index Futures                                  September 2006          1             139,046                 3,317
                                                                                                                --------
                                                                                                                $ 31,133
                                                                                                                =========

The GE Global Equity Fund was invested in the following sectors at June 30, 2006 (unaudited):

SECTOR                                                                                         PERCENTAGE (BASED ON MARKET VALUE)
------------------------------------------------------------------------------------------------------------------------------------
Financials                                                                                               15.41%
Materials                                                                                                12.96%
Industrials                                                                                              12.59%
Energy                                                                                                   11.39%
Information Technology                                                                                   10.57%
Short-Term                                                                                               10.42%
Healthcare                                                                                                9.10%
Consumer Discretionary                                                                                    7.08%
Consumer Staples                                                                                          4.89%
Telecommunication Services                                                                                3.03%
Utilities                                                                                                 2.56%
                                                                                                        -------
                                                                                                        100.00%
                                                                                                       =======

GE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                               NUMBER OF
                                                                                SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCK - 97.0%
------------------------------------------------------------------------------------------------------------------------------------

ARGENTINA - 0.7%
Tenaris S.A. ADR                                                                   8,905                     $ 360,563  (j)

BRAZIL - 2.8%
Cia Vale do Rio Doce ADR                                                          30,237                       726,897
Petroleo Brasileiro S.A. ADR                                                       8,294                       662,193
                                                                                                             1,389,090

CANADA - 2.7%
Canadian National Railway Co.                                                     11,234                       492,554
EnCana Corp.                                                                       3,232                       170,827
Nortel Networks Corp.                                                             28,014                        62,472  (a)
Potash Corp of Saskatchewan                                                        6,884                       591,783  (j)
                                                                                                             1,317,636

CHINA - 0.7%
China Petroleum & Chemical Corp.                                                 576,000                       330,012

DENMARK - 0.5%
Group 4 Securicor PLC                                                             74,813                       235,965

EGYPT - 0.4%
Orascom Construction Industries                                                    6,494                       197,485  (a)

FINLAND - 1.9%
Nokia OYJ                                                                         46,091                       940,591  (a)

FRANCE - 9.4%
Accor S.A.                                                                           811                        49,350  (h,j)
AXA S.A.                                                                          13,790                       452,452  (j)
BNP Paribas                                                                       10,720                     1,025,978  (j)
Carrefour S.A.                                                                     2,629                       154,094  (j)
Credit Agricole S.A.                                                              13,256                       504,256  (j)
France Telecom S.A.                                                                4,382                        94,187  (j)
Lagardere S.C.A. (Regd.)                                                           1,209                        89,198  (j)
LVMH Moet Hennessy Louis Vuitton S.A.                                              4,429                       439,460  (j)
Renault S.A.                                                                         880                        94,518  (j)
Sanofi-Aventis                                                                     2,946                       287,415  (j)
Total S.A.                                                                        12,861                       846,081  (j)
Veolia Environnement                                                              12,068                       623,556  (j)
                                                                                                             4,660,545

GERMANY - 5.1%
Allianz AG (Regd.)                                                                 2,613                       412,694  (a)
BASF AG                                                                            3,799                       304,960
E.ON AG                                                                            7,213                       830,246
Linde AG                                                                           4,364                       336,197  (j)
Siemens AG (Regd.)                                                                 7,696                       669,448
                                                                                                             2,553,545

HONG KONG - 1.5%
Hongkong Land Holdings Ltd.                                                       57,999                       212,276
Jardine Matheson Holdings Ltd.                                                    11,033                       194,181
Sun Hung Kai Properties Ltd. (REIT)                                               33,455                       341,140  (j)
                                                                                                               747,597

INDIA - 1.5%
ICICI Bank Ltd. ADR                                                               14,636                       346,141
Reliance Capital Ventures Ltd.                                                    57,884                        30,740
Reliance Communication Ventures Ltd.                                              57,884                       312,994  (a)
Reliance Energy Ventures Ltd.                                                     57,884                        42,621  (a)
Reliance Natural Resources Ltd.                                                   57,884                        25,145  (a)
                                                                                                               757,641

ITALY - 5.4%
Banca Intesa S.p.A.                                                               70,119                       410,632  (j)
Ente Nazionale Idrocarburi S.p.A.                                                 12,666                       372,980  (h,j)
Saipem S.p.A.                                                                     42,498                       966,710  (j)
UniCredito Italiano S.p.A.                                                       120,130                       940,058
                                                                                                             2,690,380

JAPAN - 20.0%
Asahi Glass Company Ltd.                                                          37,005                       469,704  (h)
Bank of Yokohama Ltd.                                                             40,308                       312,055  (j)
Chiyoda Corp.                                                                     26,427                       540,954  (j)
East Japan Railway Co.                                                                65                       483,314
Hoya Corp.                                                                        13,300                       473,525
Komatsu Ltd.                                                                      24,169                       480,991
Kubota Corp.                                                                      27,000                       256,266
Mitsubishi Estate Company Ltd. (REIT)                                             37,982                       807,385
Mitsubishi Heavy Industries Ltd.                                                  21,000                        90,749
Mitsubishi UFJ Financial Group, Inc.                                                  68                       951,756
Mitsui Sumitomo Insurance Co. Ltd.                                                48,000                       603,385
Nidec Corp.                                                                        7,316                       524,789  (j)
Nomura Holdings, Inc.                                                             60,698                     1,138,934  (j)
Sekisui Chemical Company Ltd.                                                     32,183                       278,151  (j)
Seven & I Holdings Co. Ltd.                                                       10,900                       359,472
Shiseido Company Ltd.                                                             17,517                       344,011  (j)
SMC Corp.                                                                          1,819                       257,618
Toray Industries Inc.                                                             81,999                       712,286
Toyota Motor Corp.                                                                15,995                       838,123
                                                                                                             9,923,468

MALAYSIA - 0.3%
Malaysia International Shipping Corp. BHD                                         75,584                       158,388

MEXICO - 1.0%
America Movil S.A. de C.V. ADR (Series L)                                         14,816                       492,780

NETHERLANDS - 2.8%
ING Groep N.V.                                                                    13,828                       543,342
Koninklijke Philips Electronics N.V.                                              27,067                       845,503
                                                                                                             1,388,845

NORWAY - 2.8%
Orkla ASA                                                                          1,882                        87,256
Stolt Offshore S.A.                                                               47,084                       716,936  (a)
Telenor ASA                                                                       47,348                       572,580
                                                                                                             1,376,772

RUSSIA - 0.7%
LUKOIL ADR                                                                         2,280                       190,608  (b)
LUKOIL ADR                                                                         1,826                       151,923
                                                                                                               342,531

SINGAPORE - 2.3%
CapitaLand Ltd.                                                                  164,000                       466,690
Singapore Telecommunications Ltd.                                                430,158                       690,929
                                                                                                             1,157,619

SOUTH KOREA - 2.3%
Kookmin Bank                                                                       7,666                       630,281
Samsung Electronics Company Ltd.                                                     800                       508,485
                                                                                                             1,138,766

SPAIN - 1.7%
Banco Santander Central Hispano S.A. (Regd.)                                      46,390                       677,395  (h)
Telefonica S.A.                                                                    9,028                       150,298
Telefonica S.A. ADR                                                                   78                         3,880
                                                                                                               831,573

SWEDEN - 2.2%
Sandvik AB                                                                        61,625                       716,475  (j)
Telefonaktiebolaget LM Ericsson                                                  108,343                       357,962
                                                                                                             1,074,437

SWITZERLAND - 10.6%
ABB Ltd. (Regd.)                                                                  53,033                       688,347
Adecco S.A. (Regd.)                                                                4,442                       262,169
Credit Suisse Group (Regd.)                                                       13,244                       739,502
Holcim Ltd. (Regd.)                                                                4,511                       345,045
Nestle S.A. (Regd.)                                                                3,069                       962,038
Novartis AG (Regd.)                                                               14,211                       767,974
Roche Holding AG                                                                   6,805                     1,122,686
Swiss Reinsurance                                                                  5,065                       353,310
                                                                                                             5,241,071

TAIWAN - 1.0%
Taiwan Semiconductor Manufacturing Company Ltd.                                  287,314                       518,243

TURKEY - 0.7%
Akbank TAS                                                                        71,864                       343,825

UNITED KINGDOM - 16.0%
BG Group PLC                                                                      31,496                       420,881
BHP Billiton PLC                                                                  71,242                     1,382,222
Brambles Industries PLC                                                           19,097                       151,880
Diageo PLC                                                                        40,666                       684,070
GlaxoSmithKline PLC                                                               38,172                     1,066,782  (h)
Group 4 Securicor PLC                                                             72,836                       225,982
Lloyds TSB Group PLC                                                              46,580                       457,898
National Grid PLC                                                                  3,380                        36,571
Prudential PLC                                                                    45,802                       517,597
Reed Elsevier PLC                                                                 29,744                       300,371
Rio Tinto PLC (Regd.)                                                             12,168                       643,427
Royal Bank of Scotland Group PLC                                                  23,773                       781,775
Smiths Group PLC                                                                  21,733                       358,149
Tesco PLC                                                                         79,322                       490,011
Vodafone Group PLC                                                               184,113                       392,456
                                                                                                             7,910,072

TOTAL COMMON STOCK                                                                                          48,079,440
(COST $37,333,585)

PREFERRED STOCK - 0.4%
Cia Vale do Rio Doce ADR                                                           9,762                       200,902
(COST $188,272)

RIGHTS - 0.0%*

Linde AG                                                                           4,364                        16,852  (a)
(COST $0)

TOTAL INVESTMENTS IN SECURITIES                                                                             48,297,194
(COST $37,521,857)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 19.1%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.2%
GEI Short Term Investment Fund
6.93%                                                                            600,324                       600,324  (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 17.9%
State Street Navigator Securities Lending Prime Portfolio
5.25%                                                                          8,877,249                     8,877,249  (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                 9,477,573
(COST $9,477,573)

TOTAL INVESTMENTS                                                                                           57,774,767
(COST $46,999,430)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (16.5)%                                                        (8,189,359)
                                                                                                           -----------
NET ASSETS  - 100.0%                                                                                       $49,585,408
                                                                                                           ===========

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE International Equity Fund had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                                            CURRENT
                                                                       NUMBER OF            NOTIONAL           UNREALIZED
                   DESCRIPTION                 EXPIRATION DATE          CONRACTS             VALUE             APPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

DJ Euro Stoxx Index Futures                    September 2006              6                $280,945            $ 12,889
FTSE 100 Index Futures                         September 2006              1                 107,736               2,367
Topix Index Futures                            September 2006              1                 139,046               2,056
                                                                                                                --------
                                                                                                                $ 17,312
                                                                                                                ========

The GE International Equity Fund was invested in the following sectors at June 30, 2006 (unaudited):

SECTOR                                                                                          PERCENTAGE (BASED ON MARKET VALUE)
------------------------------------------------------------------------------------------------------------------------------------
Financials                                                                                                  24.57%
Short-Term                                                                                                  16.40%
Industrials                                                                                                 11.81%
Materials                                                                                                    9.11%
Energy                                                                                                       9.10%
Information Technology                                                                                       5.86%
Healthcare                                                                                                   5.62%
Consumer Staples                                                                                             5.18%
Consumer Discretionary                                                                                       5.08%
Telecommunication Services                                                                                   4.69%
Utilities                                                                                                    2.58%
                                                                                                           ------
                                                                                                           100.00%
                                                                                                           ======



GE PREMIER GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                                   NUMBER OF
                                                                                    SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 96.1%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 18.4%
Bed Bath & Beyond, Inc.                                                               326,172                      $10,819,125 (a,j)
Carnival Corp.                                                                        275,992                       11,519,906
Comcast Corp. (Class A)                                                               378,443                       12,405,362 (a)
Liberty Global, Inc. (Series C)                                                       622,026                       12,795,075 (a,j)
Liberty Media Holding Corp - Capital (Series A)                                        74,748                        6,261,640 (a)
Liberty Media Holding Corp - Interactive (Series A)                                   373,739                        6,450,735 (a)
The Home Depot, Inc.                                                                  324,081                       11,598,859
                                                                                                                    71,850,702

ENERGY - 6.6%
Schlumberger Ltd.                                                                     237,311                       15,451,319
Transocean Inc.                                                                       126,496                       10,160,159 (a,j)
                                                                                                                    25,611,478

FINANCIALS - 12.8%
AFLAC Incorporated                                                                    292,719                       13,567,526
Federal National Mortgage Assoc.                                                      125,451                        6,034,193
SLM Corp.                                                                             277,037                       14,660,798 (h)
State Street Corp.                                                                    272,855                       15,850,147 (e)
                                                                                                                    50,112,664

HEALTHCARE -19.2%
Amgen, Inc.                                                                           214,312                       13,979,572 (a)
Johnson & Johnson                                                                     224,766                       13,467,979
LIncare Holdings Inc.                                                                 244,629                        9,256,761 (a)
Medtronic Inc.                                                                        248,811                       11,674,212
Pfizer Inc.                                                                           397,261                        9,323,716
UnitedHealth Group Incorporated                                                       201,767                        9,035,126
Zimmer Holdings, Inc.                                                                 141,132                        8,005,007 (a)
                                                                                                                    74,742,373

INDUSTRIALS - 4.5%
Dover Corp.                                                                           352,308                       17,414,584

INFORMATION TECHNOLOGY - 30.0%
Analog Devices, Inc.                                                                  250,902                        8,063,990
Cisco Systems, Inc.                                                                   554,074                       10,821,065 (a)
Dell, Inc.                                                                            285,401                        6,966,638 (a,h)
eBay, Inc.                                                                            271,810                        7,961,315 (a,h)
First Data Corp.                                                                      377,398                       16,998,006 (h)
Intuit Inc.                                                                           254,038                       15,341,355 (a)
Linear Technology Corp.                                                               194,449                        6,512,097
Microsoft Corp.                                                                       423,396                        9,865,127 (h)
Molex, Inc. (Class A)                                                                 485,076                       13,936,233 (h)
Paychex, Inc.                                                                         114,997                        4,482,583
QUALCOMM, Inc.                                                                        151,586                        6,074,051
Yahoo! Inc.                                                                           301,082                        9,935,706 (a)
                                                                                                                   116,958,166

MATERIALS - 3.6%
Monsanto Co.                                                                          165,177                       13,906,252

TELECOMMUNICATION SERVICES - 1.0%
Vodafone Group PLC ADR                                                                177,722                        3,785,479

TOTAL INVESTMENTS IN SECURITIES                                                                                    374,381,698
(COST $357,134,765)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.1%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.2%
GEI Short Term Investment Fund
6.93%                                                                               4,801,448                        4,801,448 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 2.9%
State Street Navigator Securities Lending Prime Portfolio
5.25%                                                                              11,221,895                       11,221,895 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                        16,023,343
(COST $16,023,343)

TOTAL INVESTMENTS                                                                                                  390,405,041
(COST $373,158,108)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                                                                   (940,015)
                                                                                                                  ------------
NET ASSETS  - 100.0%                                                                                              $389,465,026
                                                                                                                  ============

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Premier Growth Equity had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                                                  CURRENT             UNREALIZED
                                                                             NUMBER OF            NOTIONAL           APPRECIATION/
                   DESCRIPTION                    EXPIRATION DATE            CONRACTS              VALUE             DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index Futures                               September 2006               5                $1,603,750               $ -

GE PREMIER GROWTH EQUITY FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                                   NUMBER OF
                                                                                    SHARES                            VALUE
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 96.1%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 18.4%
Bed Bath & Beyond, Inc.                                                               326,172                      $10,819,125 (a,j)
Carnival Corp.                                                                        275,992                       11,519,906
Comcast Corp. (Class A)                                                               378,443                       12,405,362 (a)
Liberty Global, Inc. (Series C)                                                       622,026                       12,795,075 (a,j)
Liberty Media Holding Corp - Capital (Series A)                                        74,748                        6,261,640 (a)
Liberty Media Holding Corp - Interactive (Series A)                                   373,739                        6,450,735 (a)
The Home Depot, Inc.                                                                  324,081                       11,598,859
                                                                                                                    71,850,702

ENERGY - 6.6%
Schlumberger Ltd.                                                                     237,311                       15,451,319
Transocean Inc.                                                                       126,496                       10,160,159 (a,j)
                                                                                                                    25,611,478

FINANCIALS - 12.8%
AFLAC Incorporated                                                                    292,719                       13,567,526
Federal National Mortgage Assoc.                                                      125,451                        6,034,193
SLM Corp.                                                                             277,037                       14,660,798 (h)
State Street Corp.                                                                    272,855                       15,850,147 (e)
                                                                                                                    50,112,664

HEALTHCARE -19.2%
Amgen, Inc.                                                                           214,312                       13,979,572 (a)
Johnson & Johnson                                                                     224,766                       13,467,979
LIncare Holdings Inc.                                                                 244,629                        9,256,761 (a)
Medtronic Inc.                                                                        248,811                       11,674,212
Pfizer Inc.                                                                           397,261                        9,323,716
UnitedHealth Group Incorporated                                                       201,767                        9,035,126
Zimmer Holdings, Inc.                                                                 141,132                        8,005,007 (a)
                                                                                                                    74,742,373

INDUSTRIALS - 4.5%
Dover Corp.                                                                           352,308                       17,414,584

INFORMATION TECHNOLOGY - 30.0%
Analog Devices, Inc.                                                                  250,902                        8,063,990
Cisco Systems, Inc.                                                                   554,074                       10,821,065 (a)
Dell, Inc.                                                                            285,401                        6,966,638 (a,h)
eBay, Inc.                                                                            271,810                        7,961,315 (a,h)
First Data Corp.                                                                      377,398                       16,998,006 (h)
Intuit Inc.                                                                           254,038                       15,341,355 (a)
Linear Technology Corp.                                                               194,449                        6,512,097
Microsoft Corp.                                                                       423,396                        9,865,127 (h)
Molex, Inc. (Class A)                                                                 485,076                       13,936,233 (h)
Paychex, Inc.                                                                         114,997                        4,482,583
QUALCOMM, Inc.                                                                        151,586                        6,074,051
Yahoo! Inc.                                                                           301,082                        9,935,706 (a)
                                                                                                                   116,958,166

MATERIALS - 3.6%
Monsanto Co.                                                                          165,177                       13,906,252

TELECOMMUNICATION SERVICES - 1.0%
Vodafone Group PLC ADR                                                                177,722                        3,785,479

TOTAL INVESTMENTS IN SECURITIES                                                                                    374,381,698
(COST $357,134,765)

------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 4.1%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 1.2%
GEI Short Term Investment Fund
6.93%                                                                               4,801,448                        4,801,448 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 2.9%
State Street Navigator Securities Lending Prime Portfolio
5.25%                                                                              11,221,895                       11,221,895 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                        16,023,343
(COST $16,023,343)

TOTAL INVESTMENTS                                                                                                  390,405,041
(COST $373,158,108)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.2)%                                                                   (940,015)
                                                                                                                  ------------
NET ASSETS  - 100.0%                                                                                              $389,465,026
                                                                                                                  ============

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Premier Growth Equity had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                                                  CURRENT             UNREALIZED
                                                                             NUMBER OF            NOTIONAL           APPRECIATION/
                   DESCRIPTION                    EXPIRATION DATE            CONRACTS              VALUE             DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

S&P 500 Index Futures                               September 2006               5                $1,603,750               $ -

GE STRATEGIC INVESTMENT FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                                      NUMBER OF
                                                                                       SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY - 47.9%
------------------------------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY - 7.3%
aQuantive, Inc.                                                                        1,961                     $ 49,672 (a,j)
Bed Bath & Beyond, Inc.                                                               25,688                      852,071 (a)
Boyd Gaming Corp.                                                                      1,904                       76,845 (j)
Carnival Corp.                                                                        25,538                    1,065,956
CBS Corp.                                                                             15,740                      425,767
Cheesecake Factory                                                                     4,524                      121,922 (a)
Chico's FAS, Inc.                                                                      2,815                       75,949 (a)
Comcast Corp. (Class A)                                                               53,914                    1,767,301 (a,h,j)
Federated Department Stores Inc.                                                       3,524                      128,978
Getty Images, Inc.                                                                     2,234                      141,881 (a,j)
Global Cash Access Holdings, Inc.                                                      6,591                      103,017 (a,j)
Liberty Global, Inc. (Series C)                                                       27,423                      564,091 (a)
Liberty Media Holding Corp - Capital (Series A)                                        9,523                      797,742 (a)
Liberty Media Holding Corp - Interactive (Series A)                                   47,617                      821,869 (a)
Life Time Fitness, Inc.                                                                1,576                       72,922 (a,j)
Michaels Stores, Inc.                                                                  5,961                      245,832
Omnicom Group, Inc.                                                                    8,377                      746,307 (j)
Pulte Homes, Inc.                                                                      3,296                       94,892
Regal Entertainment Group (Class A)                                                    7,911                      160,752 (j)
Staples, Inc.                                                                         11,067                      269,149
Starwood Hotels & Resorts Worldwide, Inc.                                              2,476                      149,402
Target Corp.                                                                           9,648                      471,498
The E.W. Scripps Co. (Class A)                                                         4,199                      181,145 (j)
The Home Depot, Inc.                                                                  47,813                    1,711,227 (h)
Univision Communications Inc. (Class A)                                                3,063                      102,610 (a)
Viacom Inc. (Class B)                                                                 11,350                      406,784 (a)
Williams-Sonoma, Inc.                                                                  3,388                      115,361
                                                                                                               11,720,942

CONSUMER STAPLES - 4.1%
Alberto-Culver Co.                                                                     3,772                      183,772 (a)
Clorox Co.                                                                             9,805                      597,811
Colgate-Palmolive Co.                                                                 28,853                    1,728,295
Kroger Co.                                                                             4,623                      101,059
PepsiCo, Inc.                                                                         29,369                    1,763,315
Sara Lee Corp.                                                                        14,165                      226,923
The Coca-Cola Co.                                                                     40,152                    1,727,339
The Hershey Co.                                                                          727                       40,036
Weight Watchers International Inc.                                                     4,168                      170,430 (j)
                                                                                                                6,538,980

ENERGY - 4.7%
BJ Services Co.                                                                        4,772                      177,805
Dresser-Rand Group, Inc.                                                               5,758                      135,198 (a,j)
EOG Resources, Inc.                                                                   14,571                    1,010,353
Exxon Mobil Corp.                                                                     44,976                    2,759,278 (h)
GlobalSantaFe Corp.                                                                    3,960                      228,690
Halliburton Co.                                                                       11,333                      841,022
Hess Corp.                                                                             3,672                      194,065
Peabody Energy Corp.                                                                   3,426                      191,000
Schlumberger Ltd.                                                                     24,829                    1,616,616
Valero Energy Corp.                                                                    2,305                      153,329
Weatherford International Ltd.                                                         4,596                      228,054 (a)
                                                                                                                7,535,410

FINANCIALS - 8.1%
Affiliated Managers Group                                                              2,611                      226,870 (a,j)
AFLAC Incorporated                                                                    16,600                      769,410 (h)
Alleghany Corp.                                                                          481                      132,929 (a)
American International Group, Inc.                                                    34,619                    2,044,252
Bank of America Corp.                                                                 38,272                    1,840,883
Berkshire Hathaway, Inc. (Class B)                                                       172                      523,396 (a,j)
Calamos Asset Management Inc. (Class A)                                                5,889                      170,722 (j)
CB Richard Ellis Group, Inc. (Class A)                                                11,730                      292,077 (a)
Citigroup, Inc.                                                                       11,350                      547,524
CVB Financial Corp.                                                                    5,843                       91,501 (j)
Everest Re Group, Ltd.                                                                 6,099                      527,991
Federal National Mortgage Assoc.                                                      22,843                    1,098,748
Greenhill & Company, Inc.                                                              2,368                      143,880 (j)
HCC Insurance Holdings, Inc.                                                          16,290                      479,577
Legg Mason, Inc.                                                                       2,391                      237,952
M&T Bank Corp.                                                                           905                      106,718
Maguire Properties, Inc. (REIT)                                                        2,601                       91,477 (j)
MBIA Inc.                                                                              1,161                       67,977 (j)
Mellon Financial Corp.                                                                16,316                      561,760
Metlife, Inc.                                                                         11,067                      566,741
North Fork Bancorporation, Inc.                                                        5,885                      177,550
State Street Corp.                                                                    20,431                    1,186,837 (e)
SunTrust Banks, Inc.                                                                   9,648                      735,756
The Hartford Financial Services Group, Inc.                                            1,830                      154,818
Trammell Crow Co. (REIT)                                                               2,809                       98,793 (a,j)
Zions Bancorporation                                                                   2,185                      170,299
                                                                                                               13,046,438

HEALTHCARE - 7.6%
Abbott Laboratories                                                                   38,308                    1,670,612
Advanced Medical Optics, Inc.                                                          6,758                      342,631 (a,j)
Aetna, Inc.                                                                           15,749                      628,858
Alcon, Inc.                                                                            1,881                      185,373
Amgen, Inc.                                                                           22,701                    1,480,786 (a)
Amylin Pharmaceuticals, Inc.                                                           5,920                      292,270 (a,j)
Barr Pharmaceuticals, Inc.                                                             4,789                      228,387 (a)
Caremark Rx, Inc.                                                                      4,528                      225,811
DENTSPLY International, Inc.                                                           2,657                      161,014
Gilead Sciences, Inc.                                                                  2,067                      122,284 (a)
Henry Schein, Inc.                                                                     4,451                      207,995 (a)
Johnson & Johnson                                                                     15,888                      952,009
Kinetic Concepts, Inc.                                                                 1,508                       66,578 (a)
LIncare Holdings Inc.                                                                 21,566                      816,057 (a)
Manor Care, Inc.                                                                       4,223                      198,143
Martek Biosciences Corp.                                                               3,528                      102,136 (a,j)
Pfizer Inc.                                                                           79,054                    1,855,397 (h)
Psychiatric Solutions Inc.                                                             6,539                      187,408 (a,j)
Quest Diagnostics Inc.                                                                 3,164                      189,587
Thermo Electron Corp.                                                                  7,670                      277,961 (a)
Vertex Pharmaceuticals, Inc.                                                           1,182                       43,391 (a,j)
Wyeth                                                                                 43,983                    1,953,285 (h)
                                                                                                               12,187,973

INDUSTRIALS - 3.9%
ChoicePoint, Inc.                                                                      2,948                      123,138 (a)
Corinthian Colleges, Inc.                                                             18,632                      267,555 (a,j)
Corporate Executive Board Co.                                                          1,003                      100,501
CoStar Group, Inc.                                                                     2,438                      145,866 (a,j)
Danaher Corp.                                                                          3,082                      198,234
Dover Corp.                                                                           35,758                    1,767,518
Eaton Corp.                                                                            2,438                      183,825
Harsco Corp.                                                                           2,709                      211,194
Hexcel Corp.                                                                           8,726                      137,085 (a,h,j)
Joy Global, Inc.                                                                       1,662                       86,574
MoneyGram International, Inc.                                                          6,871                      233,270
Rockwell Collins, Inc.                                                                 4,576                      255,661
Southwest Airlines Co.                                                                45,401                      743,214 (h)
Stericycle, Inc.                                                                       2,531                      164,768 (a,j)
Sunpower Corp. (Class A)                                                               2,251                       63,073 (a)
Tyco International Ltd.                                                               31,165                      857,038 (h)
United Technologies Corp.                                                              9,046                      573,697
Waste Management, Inc.                                                                 5,391                      193,429
                                                                                                                6,305,640

INFORMATION TECHNOLOGY - 10.5%
Activision, Inc.                                                                      32,742                      372,604 (a,h)
Affiliated Computer Services, Inc. (Class A)                                           3,046                      157,204 (a)
Analog Devices, Inc.                                                                  18,255                      586,716
Automatic Data Processing, Inc.                                                       19,517                      885,096
CDW Corp.                                                                              1,926                      105,256
Checkfree Corp.                                                                        4,256                      210,927 (a)
Cisco Systems, Inc.                                                                   74,204                    1,449,204 (a,h)
Cogent, Inc.                                                                          11,575                      174,435 (a,j)
Comverse Technology, Inc.                                                              8,189                      161,897 (a)
Dell, Inc.                                                                            19,863                      484,856 (a)
DST Systems, Inc.                                                                      2,298                      136,731 (a)
eBay, Inc.                                                                             6,969                      204,122 (a)
EMC Corporation                                                                       43,287                      474,858 (a)
Fidelity National Information Services, Inc.                                           7,945                      281,253
First Data Corp.                                                                      56,752                    2,556,110 (h)
Fiserv, Inc.                                                                           1,781                       80,786 (a)
Harris Corp.                                                                           6,221                      258,234
Intel Corp.                                                                           28,376                      537,725
Intuit Inc.                                                                           15,605                      942,386 (a)
Juniper Networks, Inc.                                                                 7,236                      115,704 (a)
Linear Technology Corp.                                                                6,771                      226,761
Macrovision Corp.                                                                      4,457                       95,915 (a)
Microchip Technology Inc.                                                              3,786                      127,020
Microsoft Corp.                                                                       91,905                    2,141,387 (h)
Molex, Inc. (Class A)                                                                 50,961                    1,464,110 (j)
NAVTEQ Corp.                                                                           2,502                      111,789 (a)
Neustar, Inc. (Class A)                                                                2,546                       85,928 (a)
Oracle Corp.                                                                          96,478                    1,397,966 (a)
Symantec Corp.                                                                         6,625                      102,953 (a)
Wind River Systems, Inc.                                                              11,794                      104,967 (a)
Xilinx, Inc.                                                                           4,874                      110,396
Yahoo! Inc.                                                                           22,701                      749,133 (a)
                                                                                                               16,894,429

MATERIALS - 1.2%
Cabot Corp.                                                                            2,089                       72,112
Martin Marietta Materials, Inc.                                                        1,984                      180,842
Monsanto Co.                                                                          16,844                    1,418,096
Praxair, Inc.                                                                          3,324                      179,496
Sealed Air Corp.                                                                       1,919                       99,942
                                                                                                                1,950,488

TELECOMMUNICATION SERVICES - 0.1%
American Tower Corp. (Class A)                                                         4,767                      148,349 (a)
NII Holdings Inc. (Class B)                                                            1,209                       68,163 (a)
                                                                                                                  216,512

UTILITIES - 0.4%
Ameren Corp.                                                                           3,133                      158,217 (j)
DTE Energy Co.                                                                         3,296                      134,279
PPL Corp.                                                                              5,803                      187,437
SCANA Corp.                                                                            4,021                      155,130
                                                                                                                  635,063

TOTAL DOMESTIC EQUITY                                                                                          77,031,875
(COST $72,686,718)

------------------------------------------------------------------------------------------------------------------------------------
FOREIGN EQUITY - 26.7%
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCK - 26.4%

CONSUMER DISCRETIONARY - 1.6%
Accor S.A.                                                                               628                       38,214 (j)
Corp GEO S.A. de C.V. (Series B)                                                      11,374                       37,867 (a)
Dogan Yayin Holding                                                                   10,410                       35,388 (a)
Gafisa S.A.                                                                            2,991                       32,615 (a)
Hyundai Motor Co.                                                                        390                       33,134
Koninklijke Philips Electronics N.V.                                                  21,470                      670,667
Lagardere S.C.A. (Regd.)                                                                 967                       71,343 (j)
LG Electronics Inc.                                                                      510                       30,911
LVMH Moet Hennessy Louis Vuitton S.A.                                                  3,513                      348,571 (j)
Massmart Holdings Ltd.                                                                 2,745                       18,090
Reed Elsevier PLC                                                                     23,594                      238,265
Renault S.A.                                                                             693                       74,433
Rossi Residencial S.A.                                                                 2,800                       26,781
Sekisui Chemical Company Ltd.                                                         25,487                      220,279
Shenzhou International Group Holdings Ltd.                                            25,000                       10,380
Toyota Motor Corp.                                                                    12,698                      665,363
Weiqiao Textile Co.                                                                   18,500                       23,700
                                                                                                                2,576,001

CONSUMER STAPLES - 1.6%
Carrefour S.A.                                                                         2,086                      122,267 (j)
Chaoda Modern Agriculture                                                             90,000                       56,199
Diageo PLC                                                                            32,258                      542,633
Fomento Economico Mexicano S.A. de C.V. ADR (Series B)                                   506                       42,362
IOI Corp. Bhd                                                                         15,000                       58,375
Nestle S.A. (Regd.)                                                                    2,434                      762,984
Seven & I Holdings Co. Ltd.                                                            8,700                      286,918 (j)
Shinsegae Company Ltd.                                                                    50                       25,034
Shiseido Company Ltd.                                                                 14,013                      275,197 (j)
Tesco PLC                                                                             62,921                      388,694
Tiger Brands Ltd.                                                                      2,041                       41,068
Uni-President Enterprises Corp.                                                       62,000                       54,001
                                                                                                                2,655,732

ENERGY - 3.1%
BG Group PLC                                                                          24,985                      333,875
CAT Oil AG                                                                               698                       14,146 (a)
China Oilfield Services Ltd. (Series H)                                               46,000                       23,394
China Petroleum & Chemical Corp.                                                     552,000                      316,261
China Shenhua Energy Company Ltd.                                                      5,000                        9,173
EnCana Corp.                                                                           2,584                      136,577
Ente Nazionale Idrocarburi S.p.A.                                                     10,052                      296,004 (j)
LUKOIL ADR                                                                             2,796                      233,746 (b)
LUKOIL ADR                                                                             1,638                      136,282
Nexen, Inc.                                                                            2,730                      154,354
OAO Gazprom ADR                                                                        4,428                      186,197
PetroChina Company Ltd.                                                               30,000                       32,059
Petroleo Brasileiro S.A. ADR                                                           8,952                      714,728 (h)
Reliance Energy Ventures Ltd.                                                         29,392                       21,642 (a)
Reliance Natural Resources Ltd.                                                       29,392                       12,768 (a)
Saipem S.p.A.                                                                         33,711                      766,830 (j)
Sasol Ltd.                                                                             1,500                       57,840
Sibir Energy PLC                                                                       3,702                       33,088 (a)
Stolt Offshore S.A.                                                                   37,439                      570,074 (a,j)
Tenaris S.A. ADR                                                                       8,015                      324,528 (h)
Total S.A.                                                                            10,203                      671,220 (j)
                                                                                                                5,044,786

FINANCIALS - 7.4%
African Bank Investments Ltd.                                                          7,000                       27,473
Akbank TAS                                                                            64,186                      307,090
Aksigorta AS                                                                           7,847                       21,637
Allianz AG (Regd.)                                                                     2,073                      327,407 (a)
Amata Corp. (REIT)                                                                    56,000                       22,015
AXA S.A.                                                                              10,939                      358,910 (j)
Banca Intesa S.p.A.                                                                   55,428                      324,598
Banco do Brasil S.A.                                                                     665                       15,357
Banco Santander Central Hispano S.A. (Regd.)                                          36,798                      537,331
Bank Hapoalim BM                                                                       4,779                       20,336
Bank of Yokohama Ltd.                                                                 31,704                      245,445 (j)
BNP Paribas                                                                            8,503                      813,796
Capital Securities Corp.                                                             109,000                       41,914 (a)
CapitaLand Ltd.                                                                      130,000                      369,937
China Vanke Company Ltd.                                                              41,500                       35,265 (a)
Chinatrust Financial Holding Co.                                                      30,000                       24,879
Credit Agricole S.A.                                                                  10,515                      399,989
Credit Suisse Group (Regd.)                                                           10,506                      586,621
Hongkong Land Holdings Ltd.                                                           45,999                      168,356
Hung Poo Real Estate Development Corp. (REIT)                                         68,000                       67,208 (a)
ICICI Bank Ltd. ADR                                                                   13,007                      307,615 (h)
ING Groep N.V.                                                                        10,969                      431,004
Jardine Matheson Holdings Ltd.                                                         8,907                      156,763
Kiatnakin Bank PLC                                                                    18,812                       14,668
Kookmin Bank                                                                           7,732                      635,707
Lloyds TSB Group PLC                                                                  36,949                      363,222
Mitsubishi Estate Company Ltd. (REIT)                                                 29,982                      637,329
Mitsubishi UFJ Financial Group, Inc.                                                      55                      769,803
Mitsui Sumitomo Insurance Co. Ltd.                                                    38,000                      477,680
Nomura Holdings, Inc.                                                                 48,199                      904,403 (j)
Ping An Insurance Group Company of China Ltd.                                         14,500                       43,871
Prudential PLC                                                                        36,332                      410,579
Reliance Capital Ventures Ltd.                                                        29,392                       15,609
Royal Bank of Scotland Group PLC                                                      18,856                      620,080
Samsung Fire & Marine Insurance Company Ltd.                                             350                       47,038
Sanlam Ltd.                                                                            7,097                       14,429
Shenzhen Investment Ltd. (REIT)                                                       76,336                       20,639
Siam Commercial Bank PCL                                                              29,200                       42,857
Standard Bank Group Ltd.                                                               3,725                       40,218
State Bank of India Ltd. GDR                                                             824                       32,960
Sun Hung Kai Properties Ltd. (REIT)                                                   26,248                      267,651
Swiss Reinsurance                                                                      4,018                      280,276
UniCredito Italiano S.p.A.                                                            95,293                      745,700
                                                                                                               11,995,665

HEALTHCARE - 1.8%
Angiotech Pharmaceuticals, Inc.                                                       11,301                      132,787 (a,h,j)
Gedeon Richter Rt                                                                        165                       30,311
GlaxoSmithKline PLC                                                                   30,280                      846,226
Hikma Pharmaceuticals PLC                                                              4,558                       28,010
Novartis AG (Regd.)                                                                   11,273                      609,202
Roche Holding AG                                                                       5,398                      890,560
Sanofi-Aventis                                                                         2,337                      228,000 (j)
Smith & Nephew PLC ADR                                                                 3,137                      120,869 (j)
Teva Pharmaceutical Industries Ltd. ADR                                                1,704                       53,829
                                                                                                                2,939,794

INDUSTRIALS - 3.6%
ABB Ltd. (Regd.)                                                                      42,068                      546,025
Adecco S.A. (Regd.)                                                                    3,523                      207,929
Asahi Glass Company Ltd.                                                              29,003                      368,135 (j)
Barloworld Ltd.                                                                        1,583                       26,858
Brambles Industries PLC                                                               15,263                      121,388
Canadian National Railway Co.                                                          8,912                      390,746
Chiyoda Corp.                                                                         21,369                      437,418 (j)
Doosan Heavy Industries and Construction Company Ltd.                                    890                       32,272
East Japan Railway Co.                                                                    51                      379,215
Empresas ICA Sociedad Controladora S.A. de C.V.                                       11,824                       33,521 (a)
Enka Insaat ve Sanayi AS                                                               7,054                       51,512
Fraser and Neave, Ltd.                                                                10,000                       25,295
Group 4 Securicor PLC                                                                 59,345                      187,178 (j)
Group 4 Securicor PLC                                                                 57,777                      179,260
Grupo Aeroportuario del Sureste S.A. de C.V. ADR (Series B)                              390                       13,100
Komatsu Ltd.                                                                          18,811                      374,361
Korea Electric Terminal Company Ltd.                                                     690                        9,200
Kubota Corp.                                                                          21,000                      199,318
Malaysia International Shipping Corp. BHD                                             66,460                      139,269
Mitsubishi Heavy Industries Ltd.                                                      16,000                       69,142
Orascom Construction Industries                                                        6,239                      189,705 (a)
Orkla ASA                                                                              1,487                       68,942
Reliance Industries Ltd. GDR                                                             606                       28,118 (b)
Sandvik AB                                                                            47,815                      555,915
Shanghai Electric Group Company Ltd.                                                 168,000                       58,401
Siemens AG (Regd.)                                                                     6,105                      531,053
SMC Corp.                                                                              1,397                      197,852
Smiths Group PLC                                                                      17,240                      284,106
United Tractors Tbk PT                                                                56,000                       32,646
Wan Hai Lines Ltd.                                                                    33,000                       22,729
                                                                                                                5,760,609

INFORMATION TECHNOLOGY - 2.1%
ASM Pacific Technology                                                                 5,000                       24,302
Delta Electronics Inc.                                                                16,809                       47,763 (a)
HON HAI Precision Industry Company Ltd.                                               17,000                      105,013 (a)
Hoya Corp.                                                                            10,600                      377,396
MediaTek Inc.                                                                          6,000                       55,595 (a)
Mettler Toledo International Inc.                                                      1,961                      118,778 (a)
Nidec Corp.                                                                            5,758                      413,031
Nokia OYJ                                                                             36,572                      746,334 (a)
Nortel Networks Corp.                                                                 21,684                       48,356 (a)
Samsung Electro-Mechanics Company Ltd.                                                   610                       21,026
Samsung Electronics Company Ltd.                                                       1,040                      661,031
Taiwan Semiconductor Manufacturing Company Ltd.                                      240,030                      432,954
Taiwan Semiconductor Manufacturing Company Ltd. ADR                                    2,325                       21,341
Telefonaktiebolaget LM Ericsson                                                       85,941                      283,947
Unimicron Technology Corp.                                                            33,000                       43,012 (a)
                                                                                                                3,399,879

MATERIALS - 2.6%
BASF AG                                                                                3,013                      241,864
BHP Billiton PLC                                                                      56,512                    1,096,433
Cia Vale do Rio Doce ADR                                                              16,782                      403,439 (h)
Evraz Group S.A. GDR                                                                   1,366                       34,082 (b)
Harmony Gold Mining Company Ltd. ADR                                                   3,330                       54,246 (a)
Holcim Ltd. (Regd.)                                                                    3,579                      273,757 (j)
Israel Chemicals Ltd.                                                                 13,460                       53,606
Linde AG                                                                               3,462                      266,708
MMC Norilsk Nickel ADR                                                                   470                       61,100
POSCO                                                                                    260                       69,748
Potash Corp of Saskatchewan                                                            5,461                      469,408
Rio Tinto PLC (Regd.)                                                                  9,653                      510,437
Taiwan Fertilizer Company Ltd.                                                        25,000                       41,542 (a)
Toray Industries Inc.                                                                 64,999                      564,615 (j)
Vedanta Resources PLC                                                                    970                       24,453
                                                                                                                4,165,438

TELECOMMUNICATION SERVICES - 1.9%
America Movil S.A. de C.V. ADR (Series L)                                             14,534                      483,401 (h)
Egyptian Company for Mobile Services                                                     776                       17,394
France Telecom S.A.                                                                    3,427                       73,660 (j)
MTN Group Ltd.                                                                         5,752                       42,666
Orascom Telecom Holding SAE                                                              447                       18,486
Orascom Telecom Holding SAE GDR                                                           92                        3,754
Philippine Long Distance Telephone Co.                                                   703                       24,215
Reliance Communication Ventures Ltd.                                                  29,392                      158,930 (a)
Singapore Telecommunications Ltd.                                                    341,070                      547,834
Telefonica S.A.                                                                        7,166                      119,300
Telefonica S.A. ADR                                                                       56                        2,785
Telekomunikasi Indonesia Tbk PT (Series B)                                            54,000                       42,848
Telenor ASA                                                                           37,418                      452,496 (j)
Telkom S.A. Ltd.                                                                         804                       14,880 (a)
Vimpel-Communications OAO ADR                                                            509                       23,322 (a)
Vodafone Egypt Telecommunications SAE                                                  2,250                       32,055
Vodafone Group PLC                                                                   146,046                      311,313
Vodafone Group PLC ADR                                                                29,085                      619,510
                                                                                                                2,988,849

UTILITIES - 0.7%
E.ON AG                                                                                5,722                      658,625
Korea Electric Power Corp.                                                               670                       24,824
National Grid PLC                                                                      2,524                       27,309
Veolia Environnement                                                                   9,574                      494,691 (j)
                                                                                                                1,205,449

TOTAL COMMON STOCK                                                                                             42,732,202
(COST $34,919,832)

------------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCK - 0.3%
------------------------------------------------------------------------------------------------------------------------------------

Cia Energetica de Minas Gerais                                                       500,000                       21,213
Cia Vale do Rio Doce                                                                   5,129                      104,464
Cia Vale do Rio Doce ADR                                                              17,012                      350,107 (h)
Petroleo Brasileiro S.A.                                                               1,100                       21,947
Telemar Norte Leste S.A.                                                               1,000                       20,053

TOTAL PREFERRED STOCK                                                                                             517,784
(COST $395,260)

------------------------------------------------------------------------------------------------------------------------------------
RIGHTS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

Linde AG                                                                               3,488                       13,469 (a)
(COST $0)

TOTAL FOREIGN EQUITY                                                                                           43,263,455
(COST $35,315,092)

                                                                                      PRINCIPAL
                                                                                       AMOUNT                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 22.5%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 6.5%
U.S. Treasury Bonds
4.50%                                              02/15/36                        $ 576,000                    $ 516,597 (h)
5.38%                                              02/15/31                           25,000                       25,441
8.13%                                              08/15/19 - 08/15/21               426,000                      541,375 (h)
U.S. Treasury Notes
4.88%                                              04/30/08 - 05/31/11             5,685,000                    5,642,398
5.13%                                              05/15/16                        3,715,000                    3,710,951
                                                                                                               10,436,762

FEDERAL AGENCIES - 0.3%
Federal Farm Credit Bank
3.75%                                              01/15/09                          221,000                      212,315 (h)
Federal Home Loan Mortgage Corp.
4.75%                                              12/08/10                          349,000                      338,587 (h)
                                                                                                                  550,902

AGENCY MORTGAGE BACKED - 4.1%
Federal Home Loan Mortgage Corp.
4.50%                                              06/01/33 - 02/01/35               111,769                      101,449
5.00%                                              07/01/35 - 10/01/35               236,118                      220,711 (h)
5.50%                                              05/01/20                           15,849                       15,545
6.00%                                              04/01/17 - 05/01/35               299,362                      296,849 (h)
6.50%                                              01/01/27 - 12/01/34               201,978                      203,622 (h)
7.00%                                              10/01/16 - 02/01/35                64,965                       66,543 (h)
7.50%                                              11/01/09 - 09/01/33                34,790                       35,924 (h)
8.00%                                              04/01/30 - 11/01/30                 4,593                        4,854 (h)
9.00%                                              04/01/16 - 06/01/21                 6,763                        7,213 (h)
4.50%                                              TBA                                33,000                       29,917 (c)
Federal National Mortgage Assoc.
4.00%                                              05/01/19 - 06/01/19               101,212                       93,466 (h)
4.50%                                              05/01/18 - 02/01/35               649,274                      608,646 (h)
5.00%                                              06/01/20 - 08/01/35               532,140                      501,094 (h)
5.50%                                              03/01/14 - 08/01/35               446,469                      437,109 (h)
6.00%                                              07/01/14 - 08/01/35               582,765                      575,163 (h)
6.50%                                              01/01/15 - 02/01/35               918,314                      925,275 (h)
7.00%                                              10/01/16 - 05/01/35               200,928                      205,818 (h)
7.50%                                              12/01/09 - 03/01/34               107,469                      111,061 (h)
8.00%                                              12/01/11 - 11/01/33                55,550                       58,031 (h)
8.50%                                              06/01/30 - 05/01/31                 6,630                        7,030
9.00%                                              06/01/09 - 12/01/22                49,242                       51,490
4.50%                                              TBA                                96,000                       86,970 (c)
5.00%                                              TBA                               116,000                      111,686 (c)
5.50%                                              TBA                               526,000                      505,124 (c)
6.00%                                              TBA                               329,000                      330,131 (c)
6.50%                                              TBA                                82,000                       82,410 (c)
Government National Mortgage Assoc.
4.50%                                              08/15/33 - 09/15/34               215,740                      198,268
5.00%                                              08/15/33                           42,031                       39,875
6.00%                                              04/15/30 - 06/15/35                86,313                       85,730
6.50%                                              02/15/24 - 08/15/34               168,259                      170,376
7.00%                                              03/15/12 - 06/15/34                55,342                       56,768
8.00%                                              09/15/29 - 06/15/30                   562                          597
8.50%                                              10/15/17                           60,546                       64,538
9.00%                                              11/15/16 - 12/15/21                68,949                       74,756
5.50%                                              TBA                               200,000                      193,812 (c)
                                                                                                                6,557,851

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
Collateralized Mortgage Obligation Trust (Class B)
5.16%                                              11/01/18                            2,295                        1,967 (d,f,h)
Federal Home Loan Mortgage Corp.
1.45%                                              10/15/18                          143,252                        5,571 (g,i)
1.95%                                              12/15/30                          329,509                       14,725 (g,i)
3.33%                                              10/15/33                           54,485                       38,023 (i)
4.11%                                              12/15/33                           35,255                       26,182 (i)
4.50%                                              04/15/13 - 03/15/19               410,991                       42,332 (g)
4.50%                                              05/15/17 - 11/15/19               112,175                      103,396 (h)
5.00%                                              12/15/13 - 08/01/35             1,839,009                      333,230 (g,h)
5.00%                                              05/15/20 - 02/15/35               667,665                      596,666 (h)
5.50%                                              04/15/17 - 06/15/33               220,967                       36,854 (g)
5.50%                                              10/15/34                           77,290                       76,344 (h)
7.50%                                              01/15/16                           16,358                       16,839
7.50%                                              07/15/27                           16,778                        3,660 (g)
8.00%                                              04/15/20                              915                          914
8.00%                                              02/01/23 - 07/01/24                 6,549                        1,455 (g,h)
10.44%                                             09/25/43                          502,727                        6,687 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
5.30%                                              08/01/27                            1,418                        1,142 (d,f)
Federal National Mortgage Assoc.
1.18%                                              12/25/42                          246,640                        5,549 (g,i)
1.68%                                              10/25/29                           82,312                        3,817 (g,i)
2.28%                                              09/25/42                          334,985                       21,669 (g,h,i)
2.33%                                              04/25/17 - 10/25/17               186,986                        9,516 (g,i)
2.38%                                              08/25/16                           57,126                        2,422 (g,i)
3.56%                                              09/25/31                           64,674                       55,223 (i)
4.50%                                              05/25/18                           46,411                        4,714 (g)
4.50%                                              12/25/19                           32,050                       28,349
4.75%                                              11/25/14                           32,530                        2,345 (g)
5.00%                                              02/25/11 - 02/25/32                85,991                        7,810 (g)
5.00%                                              03/25/35                           48,075                       42,555
5.50%                                              07/25/34 - 02/25/35               162,796                      160,681
5.75%                                              02/25/35                           80,125                       79,467
6.00%                                              12/25/34                           64,100                       62,919
6.50%                                              12/25/34                           34,100                       34,396
8.00%                                              07/25/14                           28,891                       29,349
Federal National Mortgage Assoc. (Class 1)
5.27%                                              11/01/34                          198,250                      137,914 (d,f)
Federal National Mortgage Assoc. (Class S)
1.78%                                              02/25/31                           94,722                        3,646 (g,i)
Federal National Mortgage Assoc. REMIC
4.50%                                              11/25/13                          120,397                        5,281 (g)
4.90%                                              03/25/31                           91,898                       85,567 (i)
5.00%                                              10/25/22                           50,974                        8,963 (g)
Federal National Mortgage Assoc. REMIC (Class B)
5.39%                                              12/25/22                            2,458                        1,989 (d,f)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                           03/25/22                               14                          208 (g)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                           05/25/22                               13                          403 (g)
Federal National Mortgage Assoc. STRIPS (Class 2)
7.50%                                              11/01/23                           43,189                       11,405 (g)
8.00%                                              08/01/23 - 07/01/24                13,908                        3,207 (g)
8.50%                                              03/01/17 - 07/25/22                 5,542                        1,225 (g)
9.00%                                              05/25/22                            2,475                          627 (g)
Government National Mortgage Assoc.
5.00%                                              02/16/34                           26,665                       23,824
Vendee Mortgage Trust
16.44%                                             05/15/33                          330,253                       10,320 (d,g,h,i)
                                                                                                                2,151,347

ASSET BACKED - 0.4%
Bank One Issuance Trust
3.59%                                              05/17/10                           19,230                       18,792 (h)
Bank One Issuance Trust (Class A)
5.23%                                              10/15/09                           96,000                       96,024 (i)
Bear Stearns Asset Backed Securities Inc. (Class A)
5.69%                                              01/25/34                           14,072                       14,112 (h,i)
BMW Vehicle Owner Trust (Class B)
2.93%                                              03/25/09                           31,000                       30,873 (h)
Capital One Master Trust (Class C)
6.70%                                              06/15/11                           64,000                       65,250 (b,h)
Carmax Auto Owner Trust
4.35%                                              03/15/10                           44,000                       42,980 (h)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.57%                                              03/25/32                           20,278                       20,286 (h,i)
Citibank Credit Card Issuance Trust
4.45%                                              04/07/10                           40,000                       39,079 (h)
Countrywide Home Equity Loan Trust (Class A)
5.43%                                              07/15/27                           26,605                       26,606 (h,i)
Fleet Home Equity Loan Trust (Class A)
5.52%                                              01/20/33                           28,544                       28,579 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                              10/15/10                           48,716                       47,425
Mid-State Trust
7.54%                                              07/01/35                            7,792                        7,957 (h)
Peco Energy Transition Trust
6.52%                                              12/31/10                           29,000                       29,909 (h)
Residential Asset Mortgage Products, Inc.
5.56%                                              03/25/34                           22,529                       22,545 (h,i)
Residential Asset Securities Corp.
5.57%                                              07/25/32                           12,304                       12,306 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                              07/25/30                           89,655                       88,272 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                              10/20/10                           29,000                       28,450
Wells Fargo Home Equity Trust
3.97%                                              09/25/24                           26,000                       25,684 (h,i)
                                                                                                                  645,129

CORPORATE NOTES - 7.2%
Abbey National PLC
7.95%                                              10/26/29                           58,000                       68,679 (h)
Abbott Laboratories
5.88%                                              05/15/16                          135,000                      133,760 (h)
AIG SunAmerica Global Financing VII
5.85%                                              08/01/08                          100,000                      100,357 (b,h)
Air Jamaica Ltd.
9.38%                                              07/08/15                           20,000                       20,150 (b,h)
Allegiance Corp.
7.00%                                              10/15/26                           22,000                       22,404 (h)
Allied Waste North America
7.25%                                              03/15/15                          122,000                      116,510 (h)
Allstate Life Global Funding Trusts
3.85%                                              01/25/08                           47,000                       45,718 (h)
Altria Group, Inc.
7.20%                                              02/01/07                           35,000                       35,177 (h)
American Electric Power Company, Inc. (Series D)
5.25%                                              06/01/15                           64,000                       59,928 (h)
American General Corp.
7.50%                                              08/11/10                           35,000                       37,030 (h)
Appalachian Power Co. (Series G)
3.60%                                              05/15/08                           19,000                       18,272 (h)
Appalachian Power Co. (Series K)
5.00%                                              06/01/17                           38,000                       34,034 (h)
Archer-Daniels-Midland Co.
7.00%                                              02/01/31                           38,000                       41,220 (h)
Assurant, Inc.
6.75%                                              02/15/34                           54,000                       53,027 (h)
AT&T, Inc.
4.13%                                              09/15/09                           76,000                       72,254 (h)
5.63%                                              06/15/16                           90,000                       85,564 (h)
5.88%                                              08/15/12                           38,000                       37,645 (h)
BAC CAP TRUST V
5.63%                                              03/08/35                           58,000                       50,449 (h)
Banco BMG S.A.
9.15%                                              01/15/16                          100,000                       98,000 (b,h)
Banco Mercantil del Norte S.A.
5.88%                                              02/17/14                          115,000                      113,419 (b,h,i)
Banco Santander Chile
5.38%                                              12/09/14                           61,000                       58,005 (b,h)
BellSouth Corp.
6.55%                                              06/15/34                           51,000                       48,521 (h)
BJ Services Co.
5.75%                                              06/01/11                           90,000                       89,131
BNP US Funding LLC (Series A)
7.74%                                              12/31/49                           29,000                       29,707 (b,h,i)
Boyd Gaming Corp.
7.13%                                              02/01/16                           51,000                       49,279 (h)
British Aerospace Finance, Inc.
7.50%                                              07/01/27                           32,000                       34,676 (b,h)
British Telecommunications PLC
8.38%                                              12/15/10                           35,000                       38,408
Burlington Northern Santa Fe Corp.
8.13%                                              04/15/20                           96,000                      113,233 (h)
Campbell Soup Co.
5.50%                                              03/15/07                           54,000                       53,966 (h)
Capital One Bank
6.50%                                              06/13/13                           29,000                       29,585 (h)
Capital One Financial Corp.
8.75%                                              02/01/07                           58,000                       58,944 (h)
Carolina Power & Light Co.
5.15%                                              04/01/15                           26,000                       24,480 (h)
5.70%                                              04/01/35                           13,000                       11,779 (h)
6.13%                                              09/15/33                           38,000                       36,567 (h)
Citigroup, Inc.
5.00%                                              03/06/07                           45,000                       44,806 (h)
Clear Channel Communications, Inc.
4.63%                                              01/15/08                           51,000                       49,886 (h)
Comcast Cable Communications Holdings, Inc.
9.46%                                              11/15/22                           99,000                      122,272 (h)
Commonwealth Bank of Australia
6.02%                                              03/29/49                           85,000                       80,962 (b)
Consolidated Natural Gas Co.
5.38%                                              11/01/06                          109,000                      108,841 (h)
Consumers Energy Co.
5.15%                                              02/15/17                           38,000                       34,490 (h)
5.80%                                              09/15/35                           38,000                       34,086 (h)
Corp Interamericana de Entretenimiento S.A.
8.88%                                              06/14/15                           51,000                       48,450 (b,h)
Cosan S.A. Industria e Comercio
8.25%                                              02/28/49                          100,000                       90,000 (b,h)
Cosipa Commercial Ltd.
8.25%                                              06/14/16                          100,000                      100,500 (b)
Countrywide Home Loans, Inc.
5.63%                                              05/15/07                           54,000                       53,938 (h)
COX Communications, Inc.
5.45%                                              12/15/14                           58,000                       53,769 (h)
Crown Americas LLC and Crown Americas Capital Corp.
7.75%                                              11/15/15                          138,000                      135,930 (b,h)
CSX Transportation, Inc.
9.75%                                              06/15/20                            5,000                        6,481 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                              06/04/08                           38,000                       36,797 (h)
4.75%                                              01/15/08                           38,000                       37,385 (h)
DBS Bank Ltd.
5.00%                                              11/15/19                           67,000                       61,039 (b,h,i)
Detroit Edison Co. (Series B)
5.45%                                              02/15/35                           61,000                       52,170 (h)
Deutsche Telekom International Finance BV
3.88%                                              07/22/08                          189,000                      182,267 (h)
Dominion Resources, Inc.
5.69%                                              05/15/08                           57,700                       57,521 (h,k)
Dominion Resources, Inc. (Series B)
4.13%                                              02/15/08                           77,000                       75,208 (h)
Dominion Resources, Inc. (Series G)
3.66%                                              11/15/06                           57,700                       57,268 (h,k)
Duke Capital LLC
4.33%                                              11/16/06                           60,900                       60,634 (h)
5.67%                                              08/15/14                           32,000                       30,750 (h)
Echostar DBS Corp.
5.75%                                              10/01/08                           83,000                       81,133 (h)
7.13%                                              02/01/16                           77,000                       74,113 (b,h)
El Paso Electric Co.
6.00%                                              05/15/35                           61,000                       54,887 (h)
Enterprise Products Operating LP
4.00%                                              10/15/07                           27,000                       26,270 (h)
EOP Operating LP
7.00%                                              07/15/11                           77,000                       80,104 (h)
EOP Operating LP (REIT)
7.75%                                              11/15/07                          109,000                      111,706 (h)
FirstEnergy Corp. (Series B)
6.45%                                              11/15/11                           13,000                       13,228 (h)
Forest Oil Corp.
8.00%                                              06/15/08                           90,000                       91,913
FPL Group Capital, Inc. (Series B)
5.55%                                              02/16/08                           76,900                       76,624 (h)
Freescale Semiconductor Inc.
7.13%                                              07/15/14                          205,000                      207,050
General Mills, Inc.
3.88%                                              11/30/07                           54,000                       52,647 (h)
Georgia Power Co.
4.88%                                              07/15/07                           74,000                       73,557 (h)
Goodrich Corp.
7.10%                                              11/15/27                           55,000                       57,795 (h)
Greater Bay Bancorp
5.25%                                              03/31/08                          107,000                      105,712 (h)
Grupo Televisa S.A.
6.63%                                              03/18/25                          100,000                       93,390
GS Caltex Corp.
5.50%                                              10/15/15                           58,000                       54,427 (b,h)
GTE Corp.
6.94%                                              04/15/28                           67,000                       66,205 (h)
7.51%                                              04/01/09                           38,000                       39,497 (h)
Halliburton Co.
8.75%                                              02/15/21                           74,000                       90,738 (h)
Hopson Development Holdings Ltd.
8.13%                                              11/09/12                          100,000                       99,500 (b,h)
HSBC Bank USA NA
3.88%                                              09/15/09                          155,000                      146,937 (h)
HSBC Capital Funding LP
4.61%                                              12/29/49                           61,000                       54,805 (b,h,i)
HSBC Capital Funding LP (Series 1)
9.55%                                              12/31/49                           48,000                       53,791 (b,h,i)
HSBC Finance Corp.
6.50%                                              11/15/08                           83,000                       84,520 (h)
IBM Canada Credit Services Co.
3.75%                                              11/30/07                           32,000                       31,057 (b,h)
ING Capital Funding TR III
8.44%                                              12/29/49                           19,000                       20,718 (h,i)
ING Groep N.V.
5.78%                                              12/29/49                          128,000                      119,909 (h,i)
International Business Machines Corp.
3.80%                                              02/01/08                           38,000                       37,030 (h)
iStar Financial, Inc.
4.88%                                              01/15/09                           19,000                       18,555 (h)
7.00%                                              03/15/08                           32,000                       32,508 (h)
Kansas Gas & Electric
5.65%                                              03/29/21                           32,000                       29,956 (h)
Kimco Realty Corp. (REIT)
4.82%                                              06/01/14                           38,000                       34,788 (h)
Kinder Morgan Energy Partners LP
5.13%                                              11/15/14                           45,000                       41,081 (h)
Kraft Foods, Inc.
5.25%                                              06/01/07                           35,000                       34,831 (h)
L-3 Communications Corp.
6.38%                                              10/15/15                           85,000                       81,175 (h)
Laboratory Corp of America Holdings
5.63%                                              12/15/15                           38,000                       36,326 (h)
Lyondell Chemical Co. (Series A)
9.63%                                              05/01/07                           96,000                       97,440 (h)
MacDermid, Inc.
9.13%                                              07/15/11                          141,000                      147,345 (h)
Marsh & McLennan Companies, Inc.
5.15%                                              09/15/10                           58,000                       56,272 (h)
Meritage Homes Corp.
6.25%                                              03/15/15                          163,000                      137,328 (h)
Merrill Lynch & Company, Inc.
6.05%                                              05/16/16                          100,000                       99,344
MGM Mirage
5.88%                                              02/27/14                          170,000                      152,363 (h)
Midamerican Energy Holdings Co.
3.50%                                              05/15/08                           38,000                       36,610 (h)
6.13%                                              04/01/36                           50,000                       47,126 (b,h)
Mohegan Tribal Gaming Authority
8.00%                                              04/01/12                           90,000                       91,463 (h)
Motorola, Inc.
4.61%                                              11/16/07                           35,250                       34,743 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                              07/25/49                          100,000                       96,316 (h,i)
National Power Corp.
9.44%                                              08/23/11                           38,000                       41,137 (b,h,i)
NB Capital Trust IV
8.25%                                              04/15/27                          125,000                      130,884 (h)
Nelnet, Inc.
5.13%                                              06/01/10                           71,000                       67,835 (h)
New Cingular Wireless Services Inc.
8.75%                                              03/01/31                           64,000                       78,053 (h)
News America, Inc.
7.25%                                              05/18/18                           32,000                       33,912 (h)
Nextel Communications, Inc. (Series E)
6.88%                                              10/31/13                           96,000                       97,473 (h)
Norfolk Southern Corp.
6.00%                                              04/30/08                           35,000                       35,153 (h)
Norfolk Southern Railway Co.
9.75%                                              06/15/20                           17,000                       22,220 (h)
Northeast Utilities (Series B)
3.30%                                              06/01/08                           22,000                       20,972 (h)
Northrop Grumman Corp.
4.08%                                              11/16/06                           25,600                       25,454 (h)
NorthWestern Corp.
5.88%                                              11/01/14                           88,000                       86,215 (h)
Ocean Energy, Inc.
4.38%                                              10/01/07                           32,000                       31,375 (h)
Ohio Power Co. (Series E)
6.60%                                              02/15/33                           22,000                       22,119 (h)
Owens Brockway Glass Container Inc.
6.75%                                              12/01/14                           60,000                       55,650 (h)
Pacific Gas & Electric Co.
6.05%                                              03/01/34                           29,000                       27,381 (h)
PanAmSat Corp.
9.00%                                              08/15/14                          112,000                      113,680 (h)
Pemex Finance Ltd.
9.03%                                              02/15/11                           39,900                       42,511 (h)
9.69%                                              08/15/09                           70,850                       74,884 (h)
Pemex Project Funding Master Trust
6.13%                                              08/15/08                          103,000                      102,829 (h)
7.38%                                              12/15/14                           29,000                       30,172 (h)
Pepco Holdings, Inc.
5.50%                                              08/15/07                           51,000                       50,984 (h)
5.86%                                              06/01/10                           38,000                       38,100 (h,i)
Pioneer Natural Resources Co.
6.88%                                              05/01/18                          135,000                      130,087
Plains All American Pipeline LP
6.70%                                              05/15/36                           60,000                       58,885 (b)
Procter & Gamble - Esop (Series A)
9.36%                                              01/01/21                          125,000                      151,831 (h)
Puget Energy, Inc.
3.36%                                              06/01/08                           22,000                       20,989 (h)
5.48%                                              06/01/35                           38,000                       33,005 (h)
Quest Diagnostics Inc.
6.75%                                              07/12/06                           45,000                       45,007 (h)
Qwest Corp.
7.63%                                              06/15/15                          128,000                      126,400 (h)
Rabobank Capital Funding II
5.26%                                              12/31/49                           83,000                       77,876 (b,h,i)
Rabobank Capital Funding Trust
5.25%                                              12/29/49                           60,000                       54,965 (b,i)
Reader's Digest Assoc, Inc.
6.50%                                              03/01/11                          200,000                      193,000
Residential Capital Corp.
6.13%                                              11/21/08                          154,000                      151,952 (h)
6.90%                                              04/17/09                           90,000                       89,995 (b,i)
Resona Bank Ltd.
5.85%                                              09/29/49                          200,000                      186,075 (b)
Rogers Cable Inc.
5.50%                                              03/15/14                           80,000                       71,000 (h)
Rouse Company LP/TRC Co-Issuer Inc. (REIT)
6.75%                                              05/01/13                           90,000                       87,651 (b)
RSHB Capital S.A.
7.18%                                              05/16/13                          100,000                       99,125 (b)
Safeco Capital Trust I (Series B)
8.07%                                              07/15/37                           70,000                       73,778
Simon Property Group LP (REIT)
4.60%                                              06/15/10                           38,000                       36,417 (h)
4.88%                                              08/15/10                           10,000                        9,637 (h)
Smith International, Inc.
6.00%                                              06/15/16                           55,000                       54,511
Southern Copper Corp.
7.50%                                              07/27/35                          100,000                       94,963
Sprint Capital Corp.
6.00%                                              01/15/07                           96,000                       96,129 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                              12/03/14                           40,000                       38,061 (i)
Stewart Enterprises, Inc.
6.25%                                              02/15/13                          122,000                      111,173
Tampa Electric Co.
6.55%                                              05/15/36                           30,000                       29,818
Telefonos de Mexico S.A. de C.V.
4.50%                                              11/19/08                          103,000                       99,221 (h)
8.75%                                              01/31/16                        1,000,000                       82,037
TELUS Corp.
7.50%                                              06/01/07                           87,000                       88,286 (h)
Tesoro Corp.
6.25%                                              11/01/12                           29,000                       27,550 (b,h)
The Kroger Co.
6.80%                                              12/15/18                           38,000                       38,193 (h)
Thomson Corp.
5.50%                                              08/15/35                           38,000                       32,855 (h)
Time Warner Entertainment Co.
8.38%                                              03/15/23 - 07/15/33                89,000                      100,115 (h)
Time Warner, Inc.
6.88%                                              05/01/12                            6,000                        6,196 (h)
TuranAlem Finance BV
7.75%                                              04/25/13                          100,000                       97,125 (b,h)
TXU Electric Delivery Co.
5.00%                                              09/01/07                           42,000                       41,543 (h)
6.38%                                              05/01/12                           42,000                       42,436 (h)
Tyson Foods, Inc.
7.25%                                              10/01/06                            2,000                        2,006 (h)
8.25%                                              10/01/11                          120,000                      127,345
United Overseas Bank Ltd.
4.50%                                              07/02/13                          120,000                      108,450 (b,h)
United Utilities PLC
6.45%                                              04/01/08                           38,000                       38,380 (h)
Valero Energy Corp.
3.50%                                              04/01/09                           19,000                       17,889 (h)
Verizon Pennsylvania Inc.
8.75%                                              08/15/31                           38,000                       43,100 (h)
Viacom, Inc.
5.63%                                              05/01/07                           10,000                        9,989 (h)
VTB Capital S.A.
6.17%                                              09/21/07                          120,000                      120,234 (b,h,i)
Wells Fargo & Co.
5.25%                                              12/01/07                           19,000                       18,906 (h)
Westar Energy, Inc.
5.15%                                              01/01/17                           26,000                       23,788 (h)
7.13%                                              08/01/09                           19,000                       19,552 (h)
Westfield Capital Corporation Limited
4.38%                                              11/15/10                           54,000                       50,951 (b,h)
Weyerhaeuser Co.
6.13%                                              03/15/07                           10,000                       10,005 (h)
Williams Partners LP
7.50%                                              06/15/11                           70,000                       70,175 (b)
Wisconsin Electric Power
3.50%                                              12/01/07                           45,000                       43,768 (h)
                                                                                                               11,651,579

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.5%
Banc of America Funding Corp.
5.75%                                              03/20/36                           32,017                       31,366 (h,i)
5.88%                                              02/20/36                           64,042                       63,061 (h,i)
Banc of America Mortgage Securities (Class B)
5.39%                                              01/25/36                           32,007                       30,726 (h,i)
Bank of America Alternative Loan Trust
6.50%                                              07/25/35                           56,788                       56,704 (h)
Bear Stearns Commercial Mortgage Securities
5.58%                                              03/11/39                           35,000                       34,644 (h,i)
6.02%                                              02/14/31                           96,000                       96,566 (h)
CalSTRS Trust
4.13%                                              11/20/12                          107,000                      104,823 (b,h)
Countrywide Alternative Loan Trust
6.00%                                              03/25/36                           20,000                       16,783
Countrywide Alternative Loan Trust (Class B)
6.00%                                              05/25/36                            9,987                        8,696
Countrywide Home Loan Mortgage Pass Through Trust (Class M)
5.50%                                              12/25/35                           25,810                       24,200 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                              02/25/36                           24,894                       23,420 (h,i)
Crusade Global Trust (Class A)
5.59%                                              09/18/34                           24,603                       24,649 (h,i)
CS First Boston Mortgage Securities Corp.
5.33%                                              10/25/35                           39,769                       36,644 (h,i)
5.63%                                              07/15/37                          835,509                       24,273 (b,d,h,i)
DLJ Commercial Mortgage Corp.
6.24%                                              11/12/31                          256,400                      258,765 (h)
First Union-Lehman Brothers-Bank of America
6.56%                                              11/18/35                           27,074                       27,357 (h)
GMAC Commercial Mortgage Securities, Inc.
6.42%                                              05/15/35                          327,971                      331,751 (h)
6.47%                                              04/15/34                           50,000                       51,268 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.60%                                              12/10/41                        1,463,550                       35,662 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                              04/10/37                           62,818                       61,364 (h)
Impac CMB Trust (Class A)
6.08%                                              12/25/33                           53,722                       53,737 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                              01/25/36                           63,962                       60,736 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                              01/25/36                           63,962                       62,044 (h,i)
Indymac Index Mortgage Loan Trust
5.41%                                              06/25/35                           42,777                       41,535 (h,i)
JPMorgan Chase Commercial Mortgage Securities Corp.
1.29%                                              01/12/39                        1,211,628                       46,770 (b,h,i)
6.47%                                              11/15/35                           45,511                       46,861 (h)
JPMorgan Mortgage Trust
5.41%                                              11/25/35                          144,532                      139,905 (h,i)
LB-UBS Commercial Mortgage Trust
4.06%                                              09/15/27                          101,278                       96,979 (h,i)
4.51%                                              12/15/29                           53,203                       50,160 (h)
4.53%                                              01/15/36                          565,866                       38,052 (b,d,h)
5.36%                                              03/15/34                          252,909                        3,906 (b,d,h,i)
5.58%                                              01/18/12                        1,121,574                       33,522 (d,h,i)
6.65%                                              10/15/35                          473,870                       20,254 (b,d,h,i)
7.61%                                              02/15/40                          891,948                       18,713 (b,d,h,i)
8.21%                                              03/15/36                          924,200                       25,741 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                              07/14/16                           28,000                       29,005 (b,h)
LB-UBS Commercial Mortgage Trust (Class X)
7.88%                                              12/15/39                          805,017                       14,016 (b,d,h,i)
Master Alternative Loans Trust
5.00%                                              08/25/18                           77,449                       12,126 (g,h)
6.50%                                              08/25/34 - 05/25/35               134,973                      134,639 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                              01/25/35                           54,667                       54,667 (h)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                              05/12/39                           80,000                       79,714
MLCC Mortgage Investors, Inc.
5.40%                                              02/25/36                           49,997                       48,506 (h,i)
Morgan Stanley Capital I
7.11%                                              04/15/33                           76,279                       78,938 (h)
Morgan Stanley Dean Witter Capital I
5.03%                                              04/15/34                          226,363                        4,509 (b,d,h,i)
5.20%                                              10/15/35                          349,194                        6,649 (b,d,h,i)
7.20%                                              10/15/33                           25,000                       26,104 (h)
Morgan Stanley Dean Witter Capital I (Class A)
6.39%                                              10/15/35                           58,331                       59,918 (h)
6.54%                                              02/15/31                           41,104                       41,765 (h)
Nomura Asset Securities Corp. (Class A)
6.59%                                              03/15/30                          157,686                      159,777 (h)
Puma Finance Ltd. (Class A)
5.22%                                              10/11/34                           44,963                       45,039 (h,i)
5.62%                                              03/25/34                           82,007                       82,105 (h,i)
Residential Accredit Loans, Inc.
6.00%                                              01/25/36                          159,748                      151,320 (h)
Residential Asset Securitization Trust
6.00%                                              01/25/46                            9,963                        8,496
Residential Asset Securitization Trust (Class A)
5.50%                                              05/25/35                          357,401                      357,593 (h,i)
Structured Asset Securities Corp. (Class X)
2.06%                                              02/25/28                           63,486                        3,293 (i)
Wachovia Bank Commercial Mortgage Trust
5.51%                                              03/15/45                           53,000                       52,394 (h)
5.68%                                              05/15/43                           83,000                       82,669
Wells Fargo Mortgage Backed Securities Trust
5.00%                                              11/25/20                           74,845                       72,543 (h)
5.50%                                              01/25/36 - 03/25/36               318,984                      296,292 (h)
                                                                                                                3,983,714

SOVEREIGN BONDS - 0.2%
Government of Argentina
4.89%                                              08/03/12                           75,000                       62,400 (i)
8.28%                                              12/31/33                           83,437                       74,271
Government of Bahamas
6.63%                                              05/15/33                           26,000                       27,793 (b,h)
Government of Brazil
12.50%                                             01/05/16                          250,000                      112,914
Government of Peru
8.38%                                              05/03/16                           75,000                       81,000
Government of Turkey
7.25%                                              03/15/15                           45,000                       42,244
                                                                                                                  400,622

TOTAL BONDS AND NOTES                                                                                          36,377,906
(COST $37,696,118)

                                                                                      NUMBER OF
                                                                                       SHARES                       VALUE
------------------------------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS - 1.3%
------------------------------------------------------------------------------------------------------------------------------------

Financial Select Sector SPDR Fund                                                     12,586                    $ 406,276 (j,q)
Industrial Select Sector SPDR Fund                                                    48,623                    1,643,457 (h,j,q)

TOTAL EXCHANGE TRADED FUNDS                                                                                     2,049,733
(COST $1,682,916)

                                                                                 NUMBER OF CONTRACTS              VALUE
------------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
Euro Dollar Futures                                                                       10                         $ 63
(COST $403)

TOTAL INVESTMENTS IN SECURITIES                                                                               158,723,032
(COST $147,381,247)

                                                                                      NUMBER OF
                                                                                       SHARES                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 10.4%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 2.0%
GEI Short Term Investment Fund
6.93%                                                                              3,246,687                  $ 3,246,687 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 8.4%
State Street Navigator Securities Lending Prime Portfolio
5.25%                                                                             13,537,231                   13,537,231 (d,e)

TOTAL SHORT-TERM INVESTMENTS                                                                                   16,783,918
(COST $16,783,918)

TOTAL INVESTMENTS                                                                                             175,506,950
(COST $164,165,165)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (8.8)%                                                           (14,128,690)

                                                                                                       -------------------
NET ASSETS  - 100.0%                                                                                         $161,378,260
                                                                                                       ===================

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Strategic Investment Fund had the following written option contracts open at June 30, 2006 (unaudited):

                                                                        EXPIRATION DATE/       NUMBER OF
                CALL OPTIONS                                              STRIKE PRICE         CONTRACTS                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------

Euro Dollar Futures                                                        July 06 / 95.00         10                      (63)
 (Written Option Premium $98)

The GE Strategic Investment Fund had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                      NUMBER OF           CURRENT                 UNREALIZED
               DESCRIPTION                    EXPIRATION DATE         CONTRACTS        NOTIONAL VALUE            DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

Euro Dollar Futures                           September 2006             5              $1,180,250                  $ 236
U.S. Treasury Notes 10 Yr. Futures            September 2006             5                 524,297                 (3,686)

                                                                                                          -------------------
                                                                                                                 $ (3,449)
                                                                                                          ===================


GE GOVERNMENT SECURITIES FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                                     PRINCIPAL                           VALUE
                                                                                      AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 96.9%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 85.6%
U.S. Treasury Bonds
4.50%                                              02/15/36                            $ 980,000                     $ 878,933 (j)
7.13%                                              02/15/23                           11,180,000                    13,377,876 (h)
8.13%                                              08/15/19 - 08/15/21                 6,750,000                     8,559,645 (h)
U.S. Treasury Notes
3.00%                                              11/15/07                            5,775,000                     5,606,947 (h)
3.13%                                              05/15/07                            2,945,000                     2,890,930 (h)
4.00%                                              08/31/07                           19,000,000                    18,732,099 (h)
4.13%                                              08/15/08                            3,500,000                     3,431,365 (j)
4.88%                                              05/15/09 - 02/15/12                53,615,000                    53,170,720 (h,j)
5.13%                                              05/15/16                           11,245,000                    11,232,743 (j)
                                                                                                                   117,881,258

FEDERAL AGENCIES - 9.3%
Federal Farm Credit Bank
3.75%                                              01/15/09                              835,000                       802,186 (h)
Federal Home Loan Bank
2.63%                                              10/16/06                            2,750,000                     2,728,030 (h)
Federal Home Loan Mortgage Corp.
2.88%                                              05/15/07                            6,800,000                     6,648,142 (h)
3.00%                                              09/29/06                            2,700,000                     2,683,746 (h)
                                                                                                                    12,862,104

ASSET BACKED - 0.3%
Accredited Mortgage Loan Trust (Class A)
5.62%                                              07/25/34                              424,593                       426,024 (h,i)

AGENCY MORTGAGE BACKED - 1.4%
Federal Home Loan Mortgage Corp.
6.50%                                              04/01/31                                4,397                         4,441 (h)
7.00%                                              12/01/26 - 02/01/30                     5,245                         5,384 (h)
7.50%                                              02/01/07 - 04/01/12                   412,759                       423,975 (h)
Federal National Mortgage Assoc.
6.00%                                              06/01/35                               87,649                        86,336 (h)
7.00%                                              02/01/30                               32,223                        33,059 (h)
7.50%                                              12/01/23                              107,762                       111,366 (h)
9.00%                                              06/01/09 - 07/01/21                    41,873                        44,009 (h)
5.00%                                              TBA                                   158,000                       152,124 (c)
5.50%                                              TBA                                   714,000                       685,663 (c)
Government National Mortgage Assoc.
8.50%                                              05/15/21 - 03/15/23                    29,710                        32,035 (h)
9.00%                                              07/15/16                              350,148                       379,698 (h)
                                                                                                                     1,958,090

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Morgan Stanley Dean Witter Capital I (Class A)
6.54%                                              02/15/31                              320,624                       325,780 (h)

TOTAL BONDS AND NOTES
 (COST $135,203,802)                                                                                               133,453,256

                                                                              NUMBER OF CONTRACTS                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------

CALL OPTIONS
Euro Dollar Futures                                                                           50                         $ 313
 (COST $2013)

------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 22.5%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 13.3%
Bank One Issuance Trust (Class A)
5.23%                                              10/15/09                          $ 1,000,000                   $ 1,000,245 (i)
Bear Stearns Asset Backed Securities Inc.
(Class A)
5.69%                                              01/25/34                                9,151                         9,177 (i)
Capital Auto Receivables Asset Trust (Class A)
5.26%                                              04/15/08                            1,997,445                     1,997,767 (i)
Chase Credit Card Master Trust (Class A)
5.24%                                              09/15/09                            1,000,000                     1,000,191 (i)
Countrywide Home Equity Loan Trust (Class A)
5.44%                                              05/15/28                            1,175,845                     1,176,361 (i)
First Franklin Mortgage Loan Asset Backed
Certificates (Class M)
5.77%                                              03/25/35                            2,556,000                     2,570,732 (i)
First USA Credit Card Master Trust (Class A)
5.40%                                              05/17/10                            1,000,000                     1,001,743 (i)
Gracechurch Card Funding PLC (Class A)
5.23%                                              02/17/09                            2,000,000                     2,000,491 (i)
Long Beach Mortgage Loan Trust
5.44%                                              09/25/35                              985,201                       985,351 (i)
5.59%                                              11/25/34                              206,700                       206,841 (i)
Option One Mortgage Loan Trust (Class A)
5.74%                                              02/25/33                              394,643                       395,412 (i)
Providian Gateway Master Trust (Class A)
5.56%                                              07/15/11                              800,000                       806,375 (b,i)
Residential Asset Mortgage Products, Inc.
5.65%                                              12/25/33                               81,325                        81,530 (i)
Residential Asset Mortgage Products, Inc.
(Class A)
5.62%                                              01/25/34                               69,996                        70,024 (i)
Residential Asset Securities Corp. (Class A)
5.64%                                              11/25/33                            1,813,818                     1,817,393 (i)
Saxon Asset Securities Trust
5.55%                                              05/25/35                            1,351,639                     1,352,493 (i)
Structured Asset Securities Corp.
5.52%                                              02/25/35                            1,824,393                     1,826,264 (i)
                                                                                                                    18,298,390

CORPORATE NOTES - 2.2%
Countrywide Financial Corp.
5.38%                                              09/13/06                            1,000,000                       999,705 (i)
Prudential Financial, Inc.
5.46%                                              06/13/08                            2,000,000                     2,003,160 (i)
                                                                                                                     3,002,865

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 7.0%
Banc of America Large Loan
5.41%                                              03/15/22                            1,500,000                     1,500,633 (b,i)
Bear Stearns Commercial Mortgage Securities
(Class C)
5.51%                                              08/03/14                            2,890,000                     2,890,000 (b,i)
Crusade Global Trust (Class A)
5.59%                                              09/18/34                              651,116                       652,329 (i)
Granite Master Issuer PLC
5.49%                                              12/20/24                            2,000,000                     2,002,180 (i)
Impac CMB Trust
5.65%                                              08/25/33                              924,295                       924,509 (i)
Impac CMB Trust (Class A)
6.08%                                              12/25/33                              164,879                       164,924 (i)
Lehman Brothers Floating Rate Commercial Mortgage
Trust
5.37%                                              10/15/17                              823,163                       823,146 (b,i)
Residential Accredit Loans, Inc.
5.62%                                              03/25/34                              471,494                       471,905 (i)
Thornburg Mortgage Securities Trust (Class A)
5.66%                                              04/25/43                              293,945                       294,219 (i)
                                                                                                                     9,723,845

TOTAL SECURITIES PURCHASED WITH COLLATERAL
 FROM SECURITIES ON LOAN
 (COST $31,017,418)                                                                                                 31,025,100

TOTAL INVESTMENTS IN SECURITIES
 (COST $166,223,233)                                                                                               164,478,669

                                                                               NUMBER OF SHARES                   VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 10.4%
-----------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 0.3%
GEI Short Term Investment Fund
6.93%                                                                                    393,538                     $ 393,538 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH
COLLATERAL FROM SECURITIES ON LOAN - 10.1%
GEI Short Term Investment Fund
6.93%                                                                                 13,922,423                    13,922,423 (d,l)

TOTAL SHORT-TERM INVESTMENTS
 (COST $14,315,961)                                                                                                 14,315,961

TOTAL INVESTMENTS
 (COST $180,539,194)                                                                                               178,794,630

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (29.8)%                                                               (41,085,616)

NET ASSETS - 100%                                                                                                 $137,709,014
                                                                                                               ===============


-----------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
-----------------------------------------------------------------------------------------------------------------------------------

The GE Government Securities Fund had
the following written option contracts
open at June 30, 2006 (unaudited):

                                                                   EXPIRATION DATE/         NUMBER OF
                CALL OPTIONS                                        STRIKE PRICE            CONTRACTS              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                                                July 06 /95.00              50                 $ (313)
 (Written Option Premium $488)

The GE Government Securities Fund had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                      NUMBER OF           CURRENT                 UNREALIZED
               DESCRIPTION                    EXPIRATION DATE         CONTRACTS        NOTIONAL VALUE            DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Euro Dollar Futures                           September 2006             25            $ 5,901,250                 $ 1,181
U.S. Treasury Notes 10Yr. Futures             September 2006             65              6,815,859                 (32,054)
U.S. Treasury Notes 5Yr. Futures              September 2006             40              4,136,250                 (22,298)
                                                                                                                --------------------
                                                                                                                 $ (53,171)
                                                                                                                ====================

GE SHORT-TERM GOVERNMENT FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

BONDS AND NOTES - 90.2%                                                   PRINCIPAL AMOUNT             VALUE
---------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 52.5%
U.S. Treasury Notes
2.38%                                        08/15/06                   $7,000,000                     $6,978,650
4.38%                                        12/31/07                    8,770,000                      8,665,198
4.88%                                        04/30/08 - 05/31/11        35,060,000                     34,839,687 (j)
                                                                                                       50,483,535
AGENCY MORTGAGE BACKED - 18.7%
Federal Home Loan Mortgage Corp.
6.00%                                        12/01/08 - 09/01/19           178,485                        178,816 (h)
6.50%                                        05/01/13 - 05/01/36           856,903                        862,593
7.00%                                        02/01/12 - 04/01/36           681,165                        697,203
7.50%                                        01/01/16 - 08/01/30           393,105                        406,436
8.00%                                        04/01/23                        4,678                          4,886
8.50%                                        01/01/09 - 11/01/20           260,975                        272,787
8.75%                                        08/01/08                       34,386                         34,740
Federal National Mortgage Assoc.
3.46%                                        07/01/33                      256,548                        255,156 (i)
4.01%                                        06/01/33                      115,969                        113,671 (i)
4.04%                                        06/01/33                      421,530                        412,141 (i)
4.14%                                        07/01/33                      715,295                        701,918 (i)
4.31%                                        05/01/33                      607,296                        596,170 (i)
4.48%                                        06/01/33                      164,907                        164,538 (i)
4.57%                                        12/01/32                      178,351                        178,823 (i)
5.24%                                        06/01/33                      109,105                        110,502 (i)
6.00%                                        01/01/12 - 11/01/33         1,342,735                      1,344,451
6.50%                                        05/01/17 - 11/01/35         1,295,818                      1,307,115
7.00%                                        03/01/17 - 04/01/36         1,998,222                      2,045,776
7.50%                                        06/01/11 - 02/01/35         2,544,994                      2,633,426
8.00%                                        03/01/22 - 01/01/34           290,212                        306,574
8.50%                                        02/01/18 - 09/01/32           632,492                        675,550
9.00%                                        08/01/10 - 03/01/31           771,426                        835,271
9.50%                                        09/01/21                       95,559                        104,352
9.75%                                        02/01/21                      170,049                        183,272
6.50%                                        TBA                            29,000                         29,145 (c)
Government National Mortgage Assoc.
6.00%                                        06/15/25 - 07/15/35           637,260                        633,008
6.50%                                        09/15/16 - 09/15/35         1,651,013                      1,673,800
7.00%                                        12/15/18 - 05/15/32           349,745                        360,599
7.50%                                        02/15/09 - 01/15/25           474,712                        490,187
8.00%                                        07/15/17                      138,686                        147,215
9.00%                                        08/15/09 - 12/15/09           184,326                        187,967
9.50%                                        12/15/09                       15,276                         15,807
                                                                                                       17,963,895

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 14.9%
Federal Home Loan Mortgage Corp.
3.25%                                        07/15/23                      754,712                        733,856
3.50%                                        01/15/22 - 05/15/26         3,312,789                      3,229,404
4.00%                                        08/15/29                      801,361                        776,442
5.00%                                        11/15/12                      390,187                         17,315 (g)
5.00%                                        12/15/20                    1,002,180                        994,570
6.00%                                        11/15/23                    2,317,134                      2,316,304
6.50%                                        02/15/14                      996,737                        149,743 (g)
8.00%                                        01/15/34                      431,725                        440,937
Federal National Mortgage Assoc.
1.41%                                        07/25/44                    5,499,989                        282,305 (g)
4.50%                                        09/25/16 - 07/25/33         1,387,712                      1,360,091
5.17%                                        02/25/44                      117,005                        116,452
5.50%                                        06/25/25 - 02/25/35         1,040,988                      1,031,429
6.00%                                        08/25/28                    1,650,810                      1,650,990
6.50%                                        12/25/34                    1,227,604                      1,238,283
16.33%                                       05/25/18                   24,265,432                         63,090 (d,g,i)
                                                                                                       14,401,211

ASSET BACKED - 2.0%
CPS Auto Trust
7.62%                                        07/16/11                      205,928                        205,908 (b)
Residential Asset Securities Corp.
(Class M)
6.10%                                        04/25/33                      815,000                        804,346
Security National Asset Sec Series Trust
(Class A)
6.36%                                        12/25/35                      750,668                        750,668 (b)
World Omni Auto Receivables Trust
(Class B)
2.35%                                        09/15/09                      140,478                        137,756
                                                                                                        1,898,678

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 2.1%
Bank of America Alternative Loan Trust
(Class 4)
6.50%                                        06/25/35                      410,664                        410,422
First Union National Bank Commercial Mortgage
1.42%                                        10/15/32                   12,989,595                        537,686 (b,i)
GRP/AG Real Estate Asset Trust (Class A)
4.85%                                        01/25/35                      562,318                        558,101 (b)
LB Commercial Conduit Mortgage Trust
(Class B)
6.36%                                        10/15/35                      500,000                        505,977
                                                                                                        2,012,186

TOTAL BONDS AND NOTES                                                                                  86,759,505
(COST $88,135,276)

---------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 21.8%
---------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 14.1%
Bear Stearns Asset Backed Securities Inc.
5.54%                                        11/25/35                    2,336,000                      2,339,838 (i)
Chase Credit Card Master Trust (Class A)
5.24%                                        09/15/09                    1,000,000                      1,000,191 (i)
Discover Card Master Trust I (Class A)
5.22%                                        05/15/11                      500,000                        499,964 (i)
GSAMP Trust
5.43%                                        05/25/36                    1,934,360                      1,934,360 (b,i)
JPMorgan Mortgage Acquisition Corp.
5.43%                                        07/25/36                    3,000,000                      2,999,977 (i)
Metris Master Trust (Class A)
5.37%                                        03/21/11                      405,000                        405,012 (i)
Providian Master Note Trust
5.23%                                        01/15/13                    2,000,000                      2,001,562 (b,i)
Residential Asset Securities Corp.
5.57%                                        01/25/36                    2,000,000                      2,005,312 (i)
Residential Asset Securities Corp. (Class A)
5.64%                                        11/25/33                      362,764                        363,479 (i)
                                                                                                       13,549,695

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 7.7%
Banc of America Large Loan
5.41%                                        03/15/22                      500,000                        500,211 (b,i)
Bear Stearns Commercial Mortgage Securities
(Class C)
5.51%                                        08/03/14                    2,000,000                      2,000,000 (b,i)
Crusade Global Trust (Class A)
5.59%                                        09/18/34                      274,173                        274,683 (i)
GSAMP Trust
5.47%                                        12/25/35                      500,000                        500,274 (i)
JPMorgan Alternative Loan Trust
5.41%                                        08/25/36                    2,000,000                      2,000,000 (i)
Residential Accredit Loans, Inc.
5.39%                                        06/25/36                    2,000,000                      2,000,000 (i)
5.62%                                        03/25/34                      195,333                        195,504 (i)
                                                                                                        7,470,672

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN                                     21,020,367
(COST $21,009,583)

TOTAL INVESTMENTS IN SECURITIES                                                                       107,779,872
(COST $109,144,859)

                                                                          NUMBER OF SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 17.6%
---------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 9.0%
GEI Short Term Investment Fund
6.93%                                                                    8,636,403                     $8,636,403 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL
FROM SECURITIES  ON LOAN - 8.6%
GEI Short Term Investment Fund
6.93%                                                                    8,282,671                      8,282,671 (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                                           16,919,074
(COST $16,919,074)

TOTAL INVESTMENTS                                                                                     124,698,946
(COST $126,063,933)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (29.6)%                                                  (28,484,147)

NET ASSETS - 100.0%                                                                                   $96,214,799
                                                                                                 =================


GE TAX EXEMPT FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                 PRINCIPAL
MUNICIPAL BONDS AND NOTES - 97.6%                                  VALUE                        AMOUNT
----------------------------------------------------------------------------------------------------------------------

Alaska - 3.7%
State of Alaska (Series D) (MBIA Insured)
5.00%                                              10/01/25      $1,000,000                $  1,026,980 (o)

ARIZONA - 1.9%
Maricopa County Stadium District (AMBAC Insured)
5.38%                                              06/01/16         500,000                     532,325 (h,o)

ARKANSAS - 1.4%
Arkansas Housing Development Agency
8.38%                                              07/01/11         315,000                     375,133 (h,m)

CALIFORNIA - 3.8%
City of San Diego CA
8.88%                                              02/01/11         170,000                     190,468 (m)
Sacramento Municipal Utility District
6.80%                                              10/01/19          55,000                      63,559 (m)
9.00%                                              04/01/13         670,000                     792,027 (m)
                                                                                              1,046,054

COLORADO - 1.5%
City of Colorado Springs
8.50%                                              11/15/11          80,000                      91,113 (h,m)
Denver City & County CO
7.00%                                              08/01/10         305,000                     324,968 (h,m)
                                                                                                416,081

CONNECTICUT - 5.7%
City of New Haven CT (AMBAC Insured)
5.38%                                              12/01/12       1,000,000                   1,073,620 (h,o)
Connecticut State Health & Educational Facility Authority
7.00%                                              07/01/12         455,000                     491,250 (h,m)
                                                                                              1,564,870

FLORIDA - 5.7%
City of Gainesville FL
8.13%                                              10/01/14         175,000                     198,111 (h,m)
Jacksonville Health Facilities Authority
11.50%                                             10/01/12         200,000                     280,796 (h,m)
North Broward Hospital District
5.25%                                              01/15/12         740,000                     771,842
State of Florida
10.00%                                             07/01/14         235,000                     307,107 (h,m)
                                                                                              1,557,856

GEORGIA - 4.4%
Columbus Medical Center Hospital Authority
7.75%                                              07/01/10         220,000                     236,192 (h,m)
Metropolitan Atlanta Rapid Transit Authority
7.00%                                              07/01/11         435,000                     482,863 (h,m)
Private Colleges & Universities Authority
(Series A)
6.00%                                              06/01/11         450,000                     479,574
                                                                                              1,198,629

HAWAII - 2.0%
State of Hawaii (FSA Insured)
5.75%                                              02/01/14         500,000                     551,655 (h,o)

IDAHO - 2.4%
Idaho Falls ID
10.38%                                             04/01/13         640,000                     669,683 (h,n)

ILLINOIS - 1.9%
Chicago Metropolitan Water Reclamation
District-Greater Chicago (Series D)
5.00%                                              12/01/10         500,000                     520,610 (h)

INDIANA - 5.4%
Indiana Toll Road Commission
9.00%                                              01/01/15         580,000                     740,306 (h,m)
Purdue University (Series P)
5.25%                                              07/01/11         200,000                     211,188
Richland-Bean Blossom School Building Corp.
(FGIC Insured)
5.00%                                              07/15/11         500,000                     523,385 (m,o)
                                                                                              1,474,879

IOWA - 2.7%
Muscatine IA
9.70%                                              01/01/13         630,000                     749,549 (h,m)

MAINE - 2.0%
University of Maine (FSA Insured)
5.38%                                              03/01/12         500,000                     535,980 (o)

MARYLAND - 2.0%
County of Prince Georges MD (FSA Insured)
5.50%                                              05/15/12         500,000                     540,530 (o)

MASSACHUSETTS - 3.1%
Commonwealth of Massachusetts (Series A)
(FSA Insured)
5.25%                                              12/15/12         500,000                     534,315 (h,o)
Massachusetts State Port Authority
13.00%                                             07/01/13         240,000                     317,174 (h,m)
                                                                                                851,489

MICHIGAN - 3.3%
Detroit MI (Series A) (FSA Insured)
5.25%                                              07/01/22         500,000                     539,775 (h,o)
Michigan State Hospital Finance Authority
9.00%                                              05/01/08         340,000                     361,308 (h,m)
                                                                                                901,083

MINNESOTA - 5.9%
City of Minneapolis MN (AMBAC Insured)
3.95%                                              11/15/32      1,500,000                    1,500,000 (o)
Western Minnesota Municipal Power Agency
6.63%                                              01/01/16         100,000                     115,139 (m)
                                                                                              1,615,139

MISSISSIPPI - 2.0%
State of Mississippi
5.50%                                              09/01/14         500,000                     542,295 (h)

NEW JERSEY - 7.0%
Atlantic County Improvement Authority
(MBIA Insured)
7.40%                                              07/01/16         175,000                     210,222 (h,m,o)
Atlantic County Improvement Authority (Series A)
(AMBAC Insured)
7.40%                                              03/01/12         325,000                     357,546 (h,m,o)
New Jersey State Transit Corp. (AMBAC Insured)
5.50%                                              09/15/11         500,000                     533,150 (h,o)
New Jersey State Turnpike Authority
(AMBAC Insured)
6.50%                                              01/01/16          40,000                      45,629 (h,o)
6.50%                                              01/01/16         210,000                     240,368 (h,m,o)
New Jersey Transportation Trust Fund Authority
(Series C) (FSA Insured)
5.75%                                              12/15/12         500,000                     545,440 (h,o)
                                                                                              1,932,355

NEW YORK - 4.6%
Erie County Water Authority (Series A)
(AMBAC Insured)
6.00%                                              12/01/08         335,000                     344,551 (h,m,o)
New York State Dormitory Authority
7.38%                                              07/01/16         655,000                     770,961 (m)
New York State Dormitory Authority (Series B)
7.50%                                              05/15/11          75,000                      83,325
7.50%                                              05/15/11          55,000                      61,201 (n)
                                                                                              1,260,038

NORTH CAROLINA - 1.3%
North Carolina Municipal Power Agency No 1 Catawba
10.50%                                             01/01/10         315,000                     354,570 (m)

OHIO - 1.1%
Ohio State Water Development Authority
(AMBAC Insured)
7.00%                                              12/01/09         275,000                     288,932 (m,o)

PENNSYLVANIA - 8.2%
Allegheny County Hospital Development Authority
7.38%                                              07/01/12         410,000                     449,093 (h,m)
City of Philadelphia (MBIA Insured)
6.25%                                              08/01/12         250,000                     278,968 (o)
City of Philadelphia (Series B) (MBIA Insured)
7.00%                                              05/15/20         400,000                     472,124 (m,o)
Delaware River Port Authority PA & NJ
6.50%                                              01/15/11         180,000                     191,414 (h,m)
Pittsburgh Urban Redevelopment Authority
(FGIC Insured)
7.25%                                              09/01/14         770,000                     869,584 (m,o)
                                                                                              2,261,183

PUERTO RICO - 1.5%
Puerto Rico Aqueduct & Sewer Authority
10.25%                                             07/01/09         365,000                     401,423 (m)

SOUTH CAROLINA - 5.7%
Charleston Educational Excellence Finance Corp.
5.25%                                              12/01/27       1,000,000                   1,036,420 (h)
Grand Strand Water & Sewer Authority
(FSA Insured)
5.38%                                              06/01/13         500,000                     534,245 (h,o)
                                                                                              1,570,665

VIRGINIA - 1.2%
Virginia Housing Development Authority (Series D)
4.45%                                              07/01/11         320,000                     326,413

WISCONSIN - 6.2%
City of Milwaukee (Series W) (FSA Insured)
5.25%                                              03/15/14         575,000                     608,827 (h,n,o)
State of Wisconsin (Series A)
6.60%                                              07/01/11         525,000                     577,064 (m)
Wisconsin State Health & Educational
Facilities Authority
5.50%                                              08/15/14         500,000                     529,040
                                                                                              1,714,931

TOTAL INVESTMENT IN SECURITIES                                                               26,781,330
(COST $26,534,291)

                                                              NUMBER OF SHARES
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 0.7%
--------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
6.93%                                                                183,916                    183,916 (d,l)
 (COST $183,916)

TOTAL INVESTMENTS                                                                            26,965,246
(COST $26,718,207)

OTHER ASSETS AND LIABILITIES  NET - 1.7%                                                        466,049

                                                                                      -----------------
NET ASSETS - 100.0%                                                                         $27,431,295
                                                                                      =================

GE FIXED INCOME FUND

SCHEDULE OF INVESTMENTS - JUNE 30, 2006 (UNAUDITED)

                                                                                    PRINCIPAL                   VALUE
                                                                                     AMOUNT
------------------------------------------------------------------------------------------------------------------------------------
BONDS AND NOTES - 97.9%
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURIES - 27.3%
U.S. Treasury Bonds
4.50%                                            02/15/36                       $ 500,000                      $ 448,435 (j)
5.38%                                            02/15/31                         225,000                        228,973 (j)
7.13%                                            02/15/23                       1,731,000                      2,071,297 (j)
8.13%                                            08/15/19 - 08/15/21            1,437,000                      1,821,665 (h,j)
U.S. Treasury Notes
4.13%                                            08/15/08                         167,000                        163,725 (j)
4.88%                                            04/30/08 - 05/31/11           22,590,000                     22,411,438 (j)
5.13%                                            05/15/16                      13,315,000                     13,300,487 (j)
                                                                                                              40,446,020

FEDERAL AGENCIES - 1.3%
Federal Farm Credit Bank
3.75%                                            01/15/09                         869,000                        834,850 (h)
Federal Home Loan Mortgage Corp.
4.75%                                            12/08/10                       1,097,000                      1,064,270 (h)
                                                                                                               1,899,120

AGENCY MORTGAGE BACKED - 18.9%
Federal Home Loan Mortgage Corp.
4.50%                                            06/01/33 - 02/01/35              384,414                        348,806 (h)
5.00%                                            07/01/35 - 10/01/35              645,570                        603,431 (h)
5.50%                                            05/01/20                         103,291                        101,310 (h)
6.00%                                            04/01/17 - 05/01/35            1,252,367                      1,242,477 (h)
6.50%                                            01/01/27 - 12/01/34              611,496                        616,486 (h)
7.00%                                            10/01/16 - 02/01/35              211,074                        216,307 (h)
7.50%                                            01/01/08 - 09/01/33              102,408                        105,088 (h)
8.00%                                            11/01/30                          23,199                         24,523 (h)
8.50%                                            04/01/30 - 05/01/30               54,037                         57,966 (h)
9.00%                                            12/01/16                          17,361                         18,526 (h)
9.50%                                            04/01/21                           1,425                          1,540 (h)
4.50%                                            TBA                              122,000                        110,601 (c)
Federal National Mortgage Assoc.
4.00%                                            05/01/19 - 06/01/19              400,111                        369,490 (h)
4.50%                                            05/01/18 - 02/01/35            1,915,839                      1,804,774 (h)
5.00%                                            06/01/20 - 08/01/35            1,617,472                      1,525,911 (h)
5.50%                                            03/01/14 - 08/01/33            1,390,883                      1,361,922 (h)
6.00%                                            09/01/14 - 07/01/35            2,423,837                      2,393,832 (h)
6.50%                                            08/01/17 - 02/01/35            3,429,704                      3,454,688 (h)
7.00%                                            08/01/13 - 05/01/35            1,064,601                      1,090,529 (h)
7.50%                                            12/01/09 - 03/01/34              414,553                        428,124 (h)
8.00%                                            12/01/12 - 11/01/33              201,966                        212,902 (h)
8.50%                                            05/01/31                           9,531                         10,107 (h)
9.00%                                            06/01/09 - 12/01/22              145,919                        152,317 (h)
5.00%                                            TBA                               36,000                         34,661 (c)
5.50%                                            TBA                              160,000                        153,650 (c)
6.00%                                            TBA                            5,924,000                      5,921,600 (c)
6.50%                                            TBA                            2,581,000                      2,593,905 (c)
Government National Mortgage Assoc.
4.50%                                            08/15/33 - 09/15/34              786,001                        722,340 (h)
6.00%                                            04/15/27 - 06/15/35              371,753                        369,285 (h)
6.50%                                            04/15/19 - 08/15/34              581,138                        588,602 (h)
7.00%                                            03/15/12 - 06/15/34              135,137                        138,349 (h)
7.50%                                            01/15/23 - 10/15/33              117,175                        121,716 (h)
8.00%                                            12/15/29 - 02/15/30                2,217                          2,352 (h)
9.00%                                            11/15/16 - 12/15/21              106,065                        114,982 (h)
5.50%                                            TBA                            1,000,000                        969,062 (c)

                                                                                                              27,982,161

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 6.5%
Collateralized Mortgage Obligation Trust (Class B)
5.16%                                            11/01/18                           7,161                          6,139 (d,f,h)
Federal Home Loan Mortgage Corp.
1.45%                                            10/15/18                         566,304                         22,025 (g,h,i)
1.95%                                            12/15/30                       1,395,657                         62,368 (g,h,i)
3.33%                                            10/15/33                         246,160                        171,785 (h,i)
4.11%                                            12/15/33                         148,420                        110,226 (h,i)
4.50%                                            04/15/13 - 03/15/19            1,129,890                        115,091 (g,h)
4.50%                                            05/15/17 - 11/15/19              434,400                        398,590 (h)
5.00%                                            01/15/11 - 08/01/35            6,932,389                      1,314,967 (g,h)
5.00%                                            05/01/20 - 02/15/35            2,946,220                      2,629,968 (h)
5.32%                                            06/15/33                         437,418                        394,469 (h,i)
5.50%                                            04/15/17 - 06/15/33              668,144                        133,816 (g,h)
5.50%                                            10/15/34                         318,973                        315,068 (h)
7.50%                                            01/15/16                          58,506                         60,227
7.50%                                            07/15/27                           5,253                          1,146 (g,h)
8.00%                                            04/15/20                           2,412                          2,409 (h)
8.00%                                            02/01/23 - 07/01/24               14,477                          3,218 (g,h)
10.44%                                           09/25/43                       2,227,495                         29,630 (d,g,h,i)
Federal Home Loan Mortgage STRIPS
5.30%                                            08/01/27                           3,262                          2,626 (d,f,h)
Federal National Mortgage Assoc.
1.18%                                            12/25/42                         557,152                         12,536 (g,h,i)
1.68%                                            10/25/29                         509,125                         23,610 (g,h,i)
1.78%                                            12/25/30                         637,424                         25,247 (g,h,i)
2.28%                                            09/25/42                       1,300,613                         84,133 (g,h,i)
2.33%                                            04/25/17 - 10/25/17            1,097,295                         55,859 (g,h,i)
2.38%                                            08/25/16                         336,778                         14,279 (g,h,i)
2.78%                                            06/25/42                         457,647                         23,700 (g,h,i)
3.56%                                            09/25/31                         339,863                        290,198 (h,i)
4.00%                                            02/25/28                          35,796                         34,713 (h)
4.50%                                            05/25/18                         199,200                         20,231 (g,h)
4.50%                                            12/25/19                         162,900                        144,090 (h)
4.75%                                            11/25/14                         122,473                          8,827 (g,h)
5.00%                                            02/25/11 - 02/25/32              284,333                         28,293 (g,h)
5.00%                                            03/25/35                         217,200                        192,260 (h)
5.50%                                            07/25/34 - 02/25/35              652,402                        643,980 (h)
5.75%                                            02/25/35                         325,800                        323,126 (h)
6.00%                                            12/25/34                         235,300                        230,963 (h)
6.50%                                            12/25/34                         145,168                        146,431 (h)
8.00%                                            07/25/14                         175,714                        178,500 (h)
Federal National Mortgage Assoc. (Class 1)
5.27%                                            11/01/34                         887,489                        617,388 (d,f,h)
Federal National Mortgage Assoc. (Class S)
1.78%                                            02/25/31                         504,370                         19,416 (g,h,i)
Federal National Mortgage Assoc. REMIC
4.50%                                            11/25/13                         467,176                         20,513 (g,h)
4.90%                                            03/25/31                         497,802                        463,508 (h,i)
5.00%                                            10/25/22                         198,313                         34,869 (g,h)
Federal National Mortgage Assoc. REMIC (Class B)
5.39%                                            12/25/22                           5,121                          4,144 (d,f,h)
Federal National Mortgage Assoc. REMIC (Class J)
1080.91%                                         03/25/22                              14                            208 (g,h)
Federal National Mortgage Assoc. REMIC (Class K)
1008.00%                                         05/25/22                              23                            717 (g,h)
Federal National Mortgage Assoc. STRIPS (Class 2)
7.50%                                            11/01/23                          51,210                         13,523 (g,h)
8.00%                                            08/01/23 - 07/01/24               29,581                          6,775 (g,h)
8.50%                                            03/01/17 - 07/25/22               16,430                          3,625 (g,h)
9.00%                                            05/25/22                           5,155                          1,306 (g,h)
Government National Mortgage Assoc.
5.00%                                            02/16/34                         180,540                        161,302 (h)
Vendee Mortgage Trust
16.44%                                           05/15/33                       1,524,978                         47,656 (d,g,h,i)
                                                                                                               9,649,694

ASSET BACKED - 2.7%
Accredited Mortgage Loan Trust (Class A)
5.62%                                            07/25/34                         307,405                        308,442 (h,i)
Bank One Issuance Trust
3.59%                                            05/17/10                          83,260                         81,365 (h)
Bear Stearns Asset Backed Securities Inc. (Class A)
5.69%                                            01/25/34                          59,667                         59,835 (h,i)
BMW Vehicle Owner Trust (Class B)
2.93%                                            03/25/09                         182,000                        181,257 (h)
Capital One Master Trust (Class C)
6.70%                                            06/15/11                         274,000                        279,351 (b,h)
Carmax Auto Owner Trust
4.35%                                            03/15/10                         173,000                        168,990 (h)
Chase Funding Mortgage Loan Asset-Backed Certificates
5.57%                                            03/25/32                          72,103                         72,134 (h,i)
5.75%                                            05/25/32                          45,000                         42,603 (h)
Citibank Credit Card Issuance Trust
4.45%                                            04/07/10                         229,000                        223,729 (h)
CNH Equipment Trust (Class A)
5.36%                                            12/15/10                         660,966                        661,991 (b,h,i)
Countrywide Asset-Backed Certificates (Class A)
5.59%                                            05/25/36                         236,095                        236,442 (h,i)
5.88%                                            08/25/32                          42,204                         42,211 (h,i)
First Franklin Mtg Loan Asset Backed Certificates
5.60%                                            01/25/35                         288,581                        289,016 (h,i)
Honda Auto Receivables Owner Trust (Class A)
4.15%                                            10/15/10                         190,412                        185,367
Household Automotive Trust (Class A)
5.55%                                            07/17/09                         152,062                        152,049 (h,i)
Mid-State Trust
7.54%                                            07/01/35                          16,913                         17,272 (h)
Peco Energy Transition Trust
6.52%                                            12/31/10                         181,000                        186,674 (h)
Residential Asset Mortgage Products, Inc.
5.56%                                            03/25/34                          33,928                         33,952 (h,i)
Residential Asset Securities Corp.
5.57%                                            07/25/32                          24,354                         24,359 (h,i)
Residential Asset Securities Corp. (Class A)
4.16%                                            07/25/30                         143,120                        140,912 (h,i)
5.61%                                            06/25/33                          94,694                         94,762 (h,i)
5.69%                                            01/25/33                          74,410                         74,472 (h,i)
Volkswagen Auto Lease Trust (Class A)
3.94%                                            10/20/10                         116,000                        113,799
Wachovia Asset Securitization Inc. (Class A)
5.54%                                            06/25/34                         165,157                        165,326 (h,i)
Wells Fargo Home Equity Trust
3.97%                                            09/25/24                         100,000                         98,784 (h,i)
                                                                                                               3,935,094

CORPORATE NOTES - 29.1%
Abbey National PLC
7.95%                                            10/26/29                         235,000                        278,269 (h)
Abbott Laboratories
5.88%                                            05/15/16                         450,000                        445,866 (h)
AIG SunAmerica Global Financing VII
5.85%                                            08/01/08                         310,000                        311,105 (b,h)
Air Jamaica Ltd.
9.38%                                            07/08/15                         115,000                        115,862 (b,h)
Allegiance Corp.
7.00%                                            10/15/26                         145,000                        147,663 (h)
Allied Waste North America
7.25%                                            03/15/15                         471,000                        449,805 (h)
Allstate Life Global Funding Trusts
3.85%                                            01/25/08                         126,000                        122,562 (h)
Alltel Corp.
4.66%                                            05/17/07                         293,200                        291,040
Altria Group, Inc.
7.20%                                            02/01/07                         116,000                        116,586 (h)
American Electric Power Company, Inc.
4.71%                                            08/16/07                         195,500                        193,107 (h,k)
American Electric Power Company, Inc. (Series D)
5.25%                                            06/01/15                         181,000                        169,483 (h)
American General Corp.
7.50%                                            08/11/10                         123,000                        130,132 (h)
Appalachian Power Co. (Series G)
3.60%                                            05/15/08                         119,000                        114,438 (h)
Appalachian Power Co. (Series K)
5.00%                                            06/01/17                         145,000                        129,867 (h)
Archer-Daniels-Midland Co.
7.00%                                            02/01/31                         145,000                        157,288 (h)
Assurant, Inc.
6.75%                                            02/15/34                         217,000                        213,090 (h)
AT&T, Inc.
4.13%                                            09/15/09                         290,000                        275,707 (h)
5.63%                                            06/15/16                         340,000                        323,243 (h)
5.88%                                            08/15/12                         145,000                        143,645 (h)
BAC CAP TRUST V
5.63%                                            03/08/35                         224,000                        194,839 (h)
Banco BMG S.A.
9.15%                                            01/15/16                         205,000                        200,900 (b,h)
Banco Mercantil del Norte S.A.
5.88%                                            02/17/14                         290,000                        286,012 (b,h,i)
Banco Santander Chile
5.38%                                            12/09/14                         199,000                        189,230 (b,h)
BellSouth Corp.
6.55%                                            06/15/34                         224,000                        213,114 (h)
BJ Services Co.
5.75%                                            06/01/11                         295,000                        292,153
BNP US Funding LLC (Series A)
7.74%                                            12/31/49                         156,000                        159,801 (b,h,i)
Boyd Gaming Corp.
7.13%                                            02/01/16                         210,000                        202,912 (h)
British Aerospace Finance, Inc.
7.50%                                            07/01/27                         167,000                        180,965 (b,h)
British Telecommunications PLC
8.38%                                            12/15/10                         120,000                        131,686
Burlington Northern Santa Fe Corp.
8.13%                                            04/15/20                         355,000                        418,727 (h)
Campbell Soup Co.
5.50%                                            03/15/07                         163,000                        162,899 (h)
Capital One Bank
6.50%                                            06/13/13                          76,000                         77,533 (h)
Capital One Financial Corp.
8.75%                                            02/01/07                         217,000                        220,531 (h)
Carolina Power & Light Co.
5.15%                                            04/01/15                         101,000                         95,094 (h)
5.70%                                            04/01/35                          58,000                         52,554 (h)
6.13%                                            09/15/33                         239,000                        229,990 (h)
CCSA Finance Ltd.
7.88%                                            05/17/16                         160,000                        151,200 (b)
Clear Channel Communications, Inc.
4.63%                                            01/15/08                         261,000                        255,297 (h)
Comcast Cable Communications Holdings, Inc.
9.46%                                            11/15/22                         123,000                        151,914 (h)
Commonwealth Bank of Australia
6.02%                                            03/29/49                         290,000                        276,222 (b)
Consolidated Natural Gas Co.
5.38%                                            11/01/06                         304,000                        303,557 (h)
Consumers Energy Co.
5.15%                                            02/15/17                         152,000                        137,959 (h)
5.80%                                            09/15/35                         145,000                        130,066 (h)
Corp Interamericana de Entretenimiento S.A.
8.88%                                            06/14/15                         192,000                        182,400 (b,h)
Cosan S.A. Industria e Comercio
8.25%                                            02/28/49                         250,000                        225,000 (b,h)
Cosipa Commercial Ltd.
8.25%                                            06/14/16                         205,000                        206,025 (b)
Countrywide Home Loans, Inc.
5.63%                                            05/15/07                         138,000                        137,841 (h)
COX Communications, Inc.
5.45%                                            12/15/14                         239,000                        221,566 (h)
Crown Americas LLC and Crown Americas Capital Corp.
7.75%                                            11/15/15                         550,000                        541,750 (b,h)
CSX Transportation, Inc.
9.75%                                            06/15/20                          82,000                        106,285 (h)
DaimlerChrysler NA Holding Corp.
4.05%                                            06/04/08                         145,000                        140,408 (h)
4.75%                                            01/15/08                         145,000                        142,654 (h)
DBS Bank Ltd.
5.00%                                            11/15/19                         282,000                        256,912 (b,h,i)
Detroit Edison Co. (Series B)
5.45%                                            02/15/35                         239,000                        204,405 (h)
Deutsche Bank Capital Funding Trust VII
5.63%                                            01/19/49                          94,000                         87,057 (b,h,i)
Dominion Resources, Inc.
5.69%                                            05/15/08                         213,600                        212,937 (h,k)
Dominion Resources, Inc. (Series B)
4.13%                                            02/15/08                         387,000                        377,994 (h)
Dominion Resources, Inc. (Series G)
3.66%                                            11/15/06                         242,550                        240,733 (h,k)
Duke Capital LLC
4.33%                                            11/16/06                         296,850                        295,551 (h)
5.67%                                            08/15/14                         156,000                        149,905 (h)
8.00%                                            10/01/19                          72,000                         81,221 (h)
Echostar DBS Corp.
5.75%                                            10/01/08                         214,000                        209,185 (h)
7.13%                                            02/01/16                         409,000                        393,662 (b,h)
El Paso Electric Co.
6.00%                                            05/15/35                         217,000                        195,254 (h)
Enterprise Products Operating LP
4.00%                                            10/15/07                         350,000                        340,543 (h)
EOP Operating LP
7.00%                                            07/15/11                         290,000                        301,692 (h)
EOP Operating LP (REIT)
7.75%                                            11/15/07                         333,000                        341,268 (h)
FirstEnergy Corp. (Series B)
6.45%                                            11/15/11                         235,000                        239,118 (h)
Forest Oil Corp.
8.00%                                            06/15/08                         375,000                        382,969
FPL Group Capital, Inc. (Series B)
5.55%                                            02/16/08                         289,600                        288,561 (h)
Freescale Semiconductor Inc.
7.13%                                            07/15/14                         720,000                        727,200
General Mills, Inc.
3.88%                                            11/30/07                         214,000                        208,637 (h)
Georgia Power Co.
4.88%                                            07/15/07                         214,000                        212,720 (h)
Goodrich Corp.
7.10%                                            11/15/27                         255,000                        267,959 (h)
Greater Bay Bancorp
5.25%                                            03/31/08                         330,000                        326,029 (h)
Grupo Gigante S.A. de C.V.
8.75%                                            04/13/16                          75,000                         70,500 (b,j)
Grupo Televisa S.A.
6.63%                                            03/18/25                         200,000                        186,780
GS Caltex Corp.
5.50%                                            10/15/15                         221,000                        207,386 (b,h)
GTE Corp.
6.94%                                            04/15/28                         376,000                        371,541 (h)
7.51%                                            04/01/09                         145,000                        150,714 (h)
Halliburton Co.
8.75%                                            02/15/21                         112,000                        137,333 (h)
HJ Heinz Finance Co.
6.75%                                            03/15/32                         205,000                        201,392
Hopson Development Holdings Ltd.
8.13%                                            11/09/12                         260,000                        258,700 (b,h)
HSBC Bank USA NA
3.88%                                            09/15/09                         670,000                        635,145 (h)
HSBC Capital Funding LP
4.61%                                            12/29/49                         297,000                        266,838 (b,h,i)
HSBC Capital Funding LP (Series 1)
9.55%                                            12/31/49                         257,000                        288,003 (b,h,i)
HSBC Finance Corp.
6.50%                                            11/15/08                         322,000                        327,896 (h)
IBM Canada Credit Services Co.
3.75%                                            11/30/07                         123,000                        119,375 (b,h)
ING Capital Funding TR III
8.44%                                            12/29/49                          72,000                         78,511 (h,i)
ING Groep N.V.
5.78%                                            12/29/49                         440,000                        412,186 (h,i)
International Business Machines Corp.
3.80%                                            02/01/08                         145,000                        141,299 (h)
iStar Financial, Inc.
4.88%                                            01/15/09                          72,000                         70,314 (h)
7.00%                                            03/15/08                         210,000                        213,333 (h)
Kansas Gas & Electric
5.65%                                            03/29/21                         127,000                        118,888 (h)
Kimco Realty Corp. (REIT)
4.82%                                            06/01/14                         145,000                        132,745 (h)
Kinder Morgan Energy Partners LP
5.13%                                            11/15/14                         185,000                        168,888 (h)
Kraft Foods, Inc.
5.25%                                            06/01/07                         134,000                        133,353 (h)
L-3 Communications Corp.
6.38%                                            10/15/15                         310,000                        296,050 (h)
Laboratory Corp of America Holdings
5.63%                                            12/15/15                         145,000                        138,614 (h)
Lyondell Chemical Co. (Series A)
9.63%                                            05/01/07                         376,000                        381,640 (h)
MacDermid, Inc.
9.13%                                            07/15/11                         561,000                        586,245 (h)
Marsh & McLennan Companies, Inc.
5.15%                                            09/15/10                         218,000                        211,506 (h)
Meritage Homes Corp.
6.25%                                            03/15/15                         648,000                        545,940 (h)
Merrill Lynch & Company, Inc.
6.05%                                            05/16/16                         335,000                        332,802
MGM Mirage
5.88%                                            02/27/14                         670,000                        600,488 (h)
Midamerican Energy Holdings Co.
3.50%                                            05/15/08                         253,000                        243,742 (h)
6.13%                                            04/01/36                         135,000                        127,241 (b,h)
Mohegan Tribal Gaming Authority
8.00%                                            04/01/12                         369,000                        374,996 (h)
Motorola, Inc.
4.61%                                            11/16/07                         275,100                        271,141 (h)
MUFG Capital Finance 1 Ltd.
6.35%                                            07/25/49                         145,000                        139,658 (h,i)
National Power Corp.
9.44%                                            08/23/11                         141,000                        152,638 (b,h,i)
NB Capital Trust IV
8.25%                                            04/15/27                         159,000                        166,484 (h)
Nelnet, Inc.
5.13%                                            06/01/10                         264,000                        252,233 (h)
New Cingular Wireless Services Inc.
8.75%                                            03/01/31                         268,000                        326,846 (h)
News America, Inc.
7.25%                                            05/18/18                         134,000                        142,006 (h)
Nextel Communications, Inc. (Series E)
6.88%                                            10/31/13                         366,000                        371,614 (h)
Norfolk Southern Railway Co.
9.75%                                            06/15/20                         146,000                        190,834 (h)
Northeast Utilities (Series B)
3.30%                                            06/01/08                         170,000                        162,056 (h)
Northern States Power Co.
6.25%                                            06/01/36                         115,000                        114,128
Northrop Grumman Corp.
4.08%                                            11/16/06                         228,100                        226,798 (h)
NorthWestern Corp.
5.88%                                            11/01/14                         298,000                        291,956 (h)
Ocean Energy, Inc.
4.38%                                            10/01/07                          69,000                         67,653 (h)
Ohio Power Co. (Series E)
6.60%                                            02/15/33                          69,000                         69,373 (h)
Owens Brockway Glass Container Inc.
6.75%                                            12/01/14                         195,000                        180,863 (h)
Pacific Bell
7.13%                                            03/15/26                         140,000                        144,171
Pacific Gas & Electric Co.
6.05%                                            03/01/34                         116,000                        109,524 (h)
PanAmSat Corp.
9.00%                                            08/15/14                         431,000                        437,465 (h)
Pemex Finance Ltd.
9.03%                                            02/15/11                         178,600                        190,286 (h)
9.69%                                            08/15/09                         494,000                        522,128 (h)
Pemex Project Funding Master Trust
6.13%                                            08/15/08                         275,000                        274,544 (h)
7.38%                                            12/15/14                         170,000                        176,873 (h,j)
Pepco Holdings, Inc.
5.50%                                            08/15/07                         264,000                        263,917 (h)
5.86%                                            06/01/10                         290,000                        290,764 (h,i)
Pioneer Natural Resources Co.
6.88%                                            05/01/18                         480,000                        462,530 (h)
Plains All American Pipeline LP
6.70%                                            05/15/36                         205,000                        201,190 (b)
Potomac Edison Co.
5.35%                                            11/15/14                         112,000                        106,984 (h)
Procter & Gamble - Esop (Series A)
9.36%                                            01/01/21                         155,000                        188,270 (h)
Puget Energy, Inc.
3.36%                                            06/01/08                         163,000                        155,510 (h)
5.48%                                            06/01/35                         145,000                        125,941 (h)
Quest Diagnostics Inc.
6.75%                                            07/12/06                         145,000                        145,023 (h)
Qwest Corp.
7.63%                                            06/15/15                         543,000                        536,213 (h)
Rabobank Capital Funding II
5.26%                                            12/31/49                         337,000                        316,196 (b,h,i)
Rabobank Capital Funding Trust
5.25%                                            12/29/49                         215,000                        196,959 (b,i)
Reader's Digest Assoc, Inc.
6.50%                                            03/01/11                         725,000                        699,625
Reckson Operating Partnership LP (REIT)
5.88%                                            08/15/14                          47,000                         45,483 (h)
Residential Capital Corp.
6.13%                                            11/21/08                         572,000                        564,393 (h)
6.90%                                            04/17/09                         305,000                        304,983 (b,i)
Resona Bank Ltd.
5.85%                                            09/29/49                         300,000                        279,112 (b)
Rogers Cable Inc.
5.50%                                            03/15/14                         344,000                        305,300 (h)
Rouse Company LP/TRC Co-Issuer Inc. (REIT)
6.75%                                            05/01/13                         290,000                        282,432 (b,h)
RSHB Capital S.A.
7.18%                                            05/16/13                         260,000                        257,725 (b)
Safeco Capital Trust I (Series B)
8.07%                                            07/15/37                         240,000                        252,952
Simon Property Group LP (REIT)
4.60%                                            06/15/10                         148,000                        141,834 (h)
4.88%                                            08/15/10                         264,000                        254,406 (h)
Smith International, Inc.
6.00%                                            06/15/16                         195,000                        193,267
Southern Copper Corp.
7.50%                                            07/27/35                         250,000                        237,408
Sprint Capital Corp.
6.00%                                            01/15/07                         362,000                        362,485 (h)
Standard Chartered Bank Hong Kong Ltd.
4.38%                                            12/03/14                         140,000                        133,212 (i)
Stewart Enterprises, Inc.
6.25%                                            02/15/13                         467,000                        425,554
Tampa Electric Co.
6.55%                                            05/15/36                         100,000                         99,392
Telefonos de Mexico S.A. de C.V.
4.50%                                            11/19/08                         145,000                        139,680 (h)
8.75%                                            01/31/16                       2,700,000                        221,501
TELUS Corp.
7.50%                                            06/01/07                         271,000                        275,004 (h)
Tesoro Corp.
6.25%                                            11/01/12                         109,000                        103,550 (b,h)
The Kroger Co.
6.80%                                            12/15/18                         141,000                        141,718 (h)
Thomson Corp.
5.50%                                            08/15/35                         145,000                        125,369 (h)
Time Warner Entertainment Co.
8.38%                                            3/15/23 - 07/15/33               396,000                        444,746 (h)
Time Warner, Inc.
6.88%                                            05/01/12                          54,000                         55,760 (h)
TuranAlem Finance BV
7.75%                                            04/25/13                         135,000                        131,119 (b,h)
TXU Electric Delivery Co.
5.00%                                            09/01/07                         148,000                        146,391 (h)
6.38%                                            05/01/12                         134,000                        135,390 (h)
Tyson Foods, Inc.
7.25%                                            10/01/06                           9,000                          9,027 (h)
8.25%                                            10/01/11                         390,000                        413,872
United Overseas Bank Ltd.
4.50%                                            07/02/13                         385,000                        347,942 (b,h)
United Utilities PLC
6.45%                                            04/01/08                         163,000                        164,632 (h)
Valero Energy Corp.
3.50%                                            04/01/09                         235,000                        221,263 (h)
Verizon Pennsylvania Inc.
8.75%                                            08/15/31                         145,000                        164,459 (h)
Viacom, Inc.
5.63%                                            05/01/07                          72,000                         71,922 (h)
VTB Capital S.A.
6.17%                                            09/21/07                         290,000                        290,566 (b,h,i)
Wells Fargo & Co.
5.25%                                            12/01/07                         109,000                        108,463 (h)
Westar Energy, Inc.
5.15%                                            01/01/17                         105,000                         96,068 (h)
Westar Energy, Inc.
7.13%                                            08/01/09                          80,000                         82,324 (h)
Westfield Capital Corporation Limited
4.38%                                            11/15/10                         217,000                        204,748 (b,h)
Weyerhaeuser Co.
6.13%                                            03/15/07                          49,000                         49,026 (h)
Williams Partners LP
7.50%                                            06/15/11                         270,000                        270,675 (b)
Wisconsin Electric Power
3.50%                                            12/01/07                         192,000                        186,745 (h)
                                                                                                              43,032,030

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2%
Banc of America Funding Corp.
5.75%                                            03/20/36                         112,106                        109,825 (h,i)
5.88%                                            02/20/36                         189,529                        186,626 (h,i)
Banc of America Mortgage Securities (Class B)
5.33%                                            10/25/35                          74,510                         69,836 (h,i)
5.39%                                            01/25/36                         108,422                        104,290 (h,i)
5.57%                                            02/25/36                          89,633                         86,930 (h,i)
Bank of America Alternative Loan Trust
6.50%                                            07/25/35                         176,390                        176,127 (h)
Bear Stearns Commercial Mortgage Securities
5.58%                                            03/11/39                          93,396                         92,446 (h,i)
6.02%                                            02/14/31                         434,000                        436,558 (h)
CalSTRS Trust
4.13%                                            11/20/12                         433,000                        424,190 (b,h)
Countrywide Alternative Loan Trust
6.00%                                            03/25/36                          90,000                         75,522
Countrywide Alternative Loan Trust (Class B)
6.00%                                            05/25/36                          49,936                         43,478
Countrywide Asset-Backed Certificates
5.60%                                            11/25/35                       1,448,000                      1,448,864 (h,i)
Countrywide Home Loan Mortgage Pass Through Trust (Class M)
5.50%                                            12/25/35                         104,233                         97,730 (h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.65%                                            02/25/36                          84,639                         79,627 (h,i)
Crusade Global Trust (Class A)
5.59%                                            09/18/34                          63,704                         63,822 (h,i)
CS First Boston Mortgage Securities Corp.
1.69%                                            03/15/35                       4,720,107                        194,324 (b,h,i)
5.33%                                            10/25/35                         104,373                         96,174 (h,i)
5.63%                                            07/15/37                       3,346,814                         97,232 (b,d,h,i)
6.13%                                            04/15/37                         224,440                        227,999 (h)
DLJ Commercial Mortgage Corp.
6.24%                                            11/12/31                         651,600                        657,611 (h)
First Union-Lehman Brothers-Bank of America
6.56%                                            11/18/35                         152,896                        154,494 (h)
GMAC Commercial Mortgage Securities, Inc.
6.47%                                            04/15/34                         129,596                        132,884 (h)
GMAC Commercial Mortgage Securities, Inc. (Class X)
5.60%                                            12/10/41                       5,759,174                        140,333 (d,h,i)
Greenwich Capital Commercial Funding Corp.
5.12%                                            04/10/37                         305,528                        298,455 (h)
Homeside Mortgage Securities Trust (Class A)
5.27%                                            01/20/27                         104,160                        104,128 (h,i)
Impac CMB Trust (Class A)
5.58%                                            10/25/35                       1,919,845                      1,920,871 (h,i)
Indymac INDA Mortgage Loan Trust
5.16%                                            01/25/36                          71,957                         68,329 (h,i)
Indymac INDA Mortgage Loan Trust (Class B)
5.16%                                            01/25/36                          71,957                         69,800 (h,i)
Indymac Index Mortgage Loan Trust
5.41%                                            06/25/35                         177,075                        171,936 (h,i)
JPMorgan Chase Commercial Mortgage Securities Corp.
1.29%                                            01/12/39                       3,238,962                        125,028 (b,h,i)
6.47%                                            11/15/35                         215,752                        222,151 (h)
JPMorgan Mortgage Trust
5.41%                                            11/25/35                         352,292                        341,014 (h,i)
LB-UBS Commercial Mortgage Trust
4.06%                                            09/15/27                         503,180                        481,823 (h,i)
4.51%                                            12/15/29                         215,752                        203,413 (h)
4.53%                                            01/15/36                       1,502,875                        101,062 (b,d,h)
5.36%                                            03/15/34                         714,141                         11,028 (b,d,h,i)
5.58%                                            01/18/12                       4,557,103                        136,206 (d,h,i)
6.23%                                            03/15/26                         165,796                        167,884 (h)
6.65%                                            10/15/35                       1,145,893                         48,977 (b,d,h,i)
7.61%                                            02/15/40                       3,622,336                         75,995 (b,d,h,i)
8.21%                                            03/15/36                       3,856,323                        107,406 (b,d,h,i)
LB-UBS Commercial Mortgage Trust (Class A)
6.13%                                            12/15/30                         289,600                        294,340 (h)
6.65%                                            11/15/27                       1,629,724                      1,690,376 (h)
LB-UBS Commercial Mortgage Trust (Class B)
6.65%                                            07/14/16                          66,000                         68,368 (b,h)
Master Alternative Loans Trust
5.00%                                            08/25/18                         201,730                         31,583 (g,h)
6.50%                                            08/25/34 - 05/25/35              759,229                        757,579 (h)
Master Alternative Loans Trust (Class 3)
6.50%                                            01/25/35                         194,892                        194,892 (h)
Merrill Lynch Mortgage Trust (Class A)
5.80%                                            05/12/39                         319,000                        317,859
MLCC Mortgage Investors, Inc.
5.40%                                            02/25/36                          94,114                         91,308 (h,i)
Morgan Stanley Capital I
7.11%                                            04/15/33                         511,868                        529,710 (h)
Morgan Stanley Dean Witter Capital I
5.03%                                            04/15/34                         634,035                         12,631 (b,d,h,i)
5.20%                                            10/15/35                       1,056,940                         20,125 (b,d,h,i)
7.20%                                            10/15/33                          72,000                         75,179 (h)
Morgan Stanley Dean Witter Capital I (Class A)
6.39%                                            10/15/35                         398,200                        409,034 (h)
6.54%                                            02/15/31                          58,033                         58,966 (h)
Morgan Stanley Dean Witter Capital I (Class X)
1.45%                                            02/01/31                         301,992                         12,363 (b,h,i)
Puma Finance Ltd. (Class A)
5.22%                                            10/11/34                         162,867                        163,144 (h,i)
5.62%                                            03/25/34                         259,756                        260,068 (h,i)
Residential Accredit Loans, Inc.
6.00%                                            01/25/36                         180,433                        170,914 (h)
6.05%                                            01/25/36                          99,928                         98,897 (h,i)
Residential Asset Securitization Trust
6.00%                                            01/25/46                          39,851                         33,985
Residential Funding Mortgage Security I
5.75%                                            01/25/36                         199,308                        187,121 (h)
Structured Asset Securities Corp. (Class X)
2.06%                                            02/25/28                         146,852                          7,618 (i)
Wachovia Bank Commercial Mortgage Trust
5.51%                                            03/15/45                          72,000                         71,177 (h)
5.68%                                            05/15/43                         329,000                        327,690
Wells Fargo Mortgage Backed Securities Trust
5.00%                                            11/25/20                         284,410                        275,665 (h)
5.39%                                            08/25/35                         264,217                        252,908 (h,i)
5.50%                                            01/25/36 - 03/25/36              412,695                        383,345 (h)
                                                                                                              16,649,273

SOVEREIGN BONDS - 0.9%
Government of Argentina
4.89%                                            08/03/12                         260,000                        216,320 (i)
8.28%                                            12/31/33                         289,249                        257,472
Government of Bahamas
6.63%                                            05/15/33                         152,000                        162,483 (b,h)
Government of Brazil
12.50%                                           01/05/16                         495,000                        223,571
Government of Peru
8.38%                                            05/03/16                         260,000                        280,800
Government of Turkey
7.25%                                            03/15/15                         160,000                        150,200
                                                                                                               1,290,846

TOTAL BONDS AND NOTES                                                                                        144,884,238
 (COST $150,160,862)

                                                                               NUMBER OF CONTRACTS                   VALUE
------------------------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS - 0.0%*
------------------------------------------------------------------------------------------------------------------------------------
CALL OPTIONS
Euro Dollar Futures
 (COST $2,415)                                                                        60                              375

                                                                               PRINCIPAL
                                                                                AMOUNT                              VALUE
------------------------------------------------------------------------------------------------------------------------------------
SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 22.2%
------------------------------------------------------------------------------------------------------------------------------------

ASSET BACKED - 15.4%
American Express Credit Account Master Trust (Class B)
5.31%                                            08/15/11                     $ 2,000,000                    $ 2,001,420 (b,i)
Chase Credit Card Master Trust (Class A)
5.31%                                            07/15/10                       1,288,720                      1,290,979 (i)
Countrywide Asset-Backed Certificates
5.75%                                            05/25/33                           9,722                          9,737 (i)
Countrywide Asset-Backed Certificates (Class 2)
5.62%                                            06/25/33                           1,457                          1,458 (i)
Countrywide Asset-Backed Certificates (Class A)
5.72%                                            03/25/33                         174,258                        174,586 (i)
Discover Card Master Trust I (Class A)
5.22%                                            05/15/11                       2,172,000                      2,171,846 (i)
First Franklin Mtg Loan Asset Backed Certificates
5.50%                                            12/31/49                       2,172,000                      2,173,069 (i)
Fleet Home Equity Loan Trust (Class A)
5.52%                                            01/20/33                         276,407                        276,745 (i)
Ford Credit Floorplan Master Owner Trust (Class A)
5.24%                                            07/15/09                       3,620,000                      3,617,394 (i)
Gracechurch Card Funding PLC (Class A)
5.23%                                            02/17/09                       1,448,000                      1,448,355 (i)
Household Automotive Trust (Class A)
5.59%                                            05/18/09                       1,590,487                      1,592,258 (i)
Long Beach Mortgage Loan Trust
5.44%                                            09/25/35                         713,286                        713,394 (i)
5.60%                                            09/25/35                       4,344,000                      4,353,996 (i)
Metris Master Trust (Class A)
5.42%                                            10/20/10                       1,448,000                      1,448,521 (i)
Residential Asset Mortgage Products, Inc.
5.59%                                            12/25/33                       1,448,000                      1,451,363 (i)
Residential Asset Mortgage Products, Inc. (Class A)
5.60%                                            06/25/32                          44,066                         44,090 (i)
                                                                                                              22,769,211

CORPORATE NOTES - 1.9%
Prudential Financial, Inc.
5.46%                                            06/13/08                         724,000                        725,144 (i)
Toyota Motor Credit Corp.
5.27%                                            09/15/06                       2,172,000                      2,171,474 (i)
                                                                                                               2,896,618

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 4.9%
Banc of America Large Loan
5.41%                                            03/15/22                       1,086,000                      1,086,458 (b,i)
Countrywide Asset-Backed Certificates
5.60%                                            07/25/35                       1,448,000                      1,448,864 (h,i)
Granite Mortgages PLC (Class 1)
5.26%                                            01/20/43                         311,635                        312,118 (i)
GSAMP Trust
5.47%                                            12/25/35                         724,000                        724,397 (i)
Impac CMB Trust (Class A)
6.08%                                            12/25/33                         169,843                        169,889 (i)
Interstar Millennium Trust (Class A)
5.52%                                            03/14/36                          45,106                         45,181 (i)
Lehman Brothers Floating Rate Commercial Mortgage Trust
5.37%                                            10/15/17                       1,251,538                      1,251,511 (b,i)
MortgageIT Trust (Class 1)
5.58%                                            05/25/35                       1,553,916                      1,553,308 (i)
Thornburg Mortgage Securities Trust (Class A)
5.66%                                            04/25/43                         212,811                        213,009 (i)
Washington Mutual Inc.
5.66%                                            01/25/45                         431,870                        432,403 (i)
                                                                                                               7,237,138

TOTAL SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN                                            32,902,967
 (COST $32,890,196)

TOTAL INVESTMENT IN SECURITIES                                                                               177,787,580
 (COST $183,053,473)

                                                                           NUMBER OF SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 13.3%
------------------------------------------------------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 6.9%
GEI Short Term Investment Fund
6.93%                                                                          10,177,778                    $10,177,778 (d,l)

SHORT-TERM SECURITIES PURCHASED WITH COLLATERAL FROM SECURITIES ON LOAN - 6.4%
GEI Short Term Investment Fund
6.93%                                                                           9,420,484                      9,420,484 (d,l)

TOTAL SHORT-TERM INVESTMENTS                                                                                  19,598,262
 (COST $19,598,262)

TOTAL INVESTMENTS                                                                                            197,385,842
 (COST $202,651,735)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (33.4)%                                                         (49,412,916)
                                                                                                            ------------
NET ASSETS - 100.0%                                                                                         $147,972,926
                                                                                                            ============

------------------------------------------------------------------------------------------------------------------------------------
OTHER INFORMATION
------------------------------------------------------------------------------------------------------------------------------------

The GE Fixed Income Fund had the following written option contracts open at June 30, 2006 (unaudited):

                                                                   EXPIRATION DATE/         NUMBER OF
                CALL OPTIONS                                        STRIKE PRICE            CONTRACTS              VALUE
-----------------------------------------------------------------------------------------------------------------------------------

Euro Dollar Futures
 (Written Option Premium $585)                                     July 06 / 95.00              60                 $ (375)


The GE Fixed Income Fund had the following long futures contracts open at June 30, 2006 (unaudited):

                                                                      NUMBER OF           CURRENT                 UNREALIZED
               DESCRIPTION                    EXPIRATION DATE         CONTRACTS        NOTIONAL VALUE            DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------

Euro Dollar Futures                           September 2006             30             $7,081,500                  $ 1,418
U.S. Treasury Notes 10 Yr. Futures            September 2006             10              1,048,594                   (7,371)
                                                                                                                   --------
                                                                                                                   $ (5,953)
                                                                                                                   ========

NOTES TO SCHEDULES OF INVESTMENTS June 30, 2006 (unaudited)


(a)  Non-income producing security.

(b) Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, these securities amounted to $34,343; $190,608; $3,281,908; $15,183,924; $8,488,496, and $6,020,154 or
     0.06%, 0.38%, 2.03%, 10.26%, 8.82% and 4.37% of net assets for the GE
     Global Equity Fund, GE International Equity Fund, GE Strategic Investment Fund, GE Fixed Income Fund, GE Short-Term Government Fund and GE Government Securities Fund respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)  Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At June 30, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at June 30, 2006.

(j)  All or a portion of the security out on loan.

(k)  Step coupon bond. Security becomes interest bearing at a future date.

(l) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by AMBAC, FSA, MBIA and FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of June 30, 2006 (as a percentage of net assets) as follows:

      AMBAC                17.92%
      FSA                  16.01%
      MBIA                  7.25%
      FGIC                  5.08%

(p)  Treasury Inflated Securities.

(q) Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund's custodian and accounting agent.

** Denominated in USD unless otherwise indicated.

 * Less than 0.1%.


The maturity date disclosed for fixed income securities represents the earlier of the first call date, the next interest reset date or the ultimate maturity date.

Abbreviations:

ADR                  American Depository Receipt
AMBAC                AMBAC Indemnity Corporation
EUR                  Euro
FGIC                 Financial Guaranty Insurance Corporation
FSA                  Financial Security Assurance
GDR                  Global Depository Receipt
MBIA                 Municipal Bond Investors Assurance Corporation
REGD.                Registered
REIT                 Real Estate Investment Trust
REMIC                Real Estate Mortgage Investment Conduit
SPDR                 Standard & Poors Depository Receipts
STRIPS               Separate Trading of Registered Interest and Principal
                     of Security


ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Funds

By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and theInvestment Company Act of 1940, this Report has been signed below by thefollowing persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:   /S/MICHAEL J. COSGROVE
      Michael J. Cosgrove
      Chairman, GE Funds

Date:  August 28, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, GE Funds

Date:  August 28, 2006